Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ATE
Entity Registrant Name	ADVANTEST CORP
Entity Central Index Key	0001158838
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	173,793,082

Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Assets
Cash and cash equivalents	¥ 45,668	¥ 58,218
Trade receivables, net	26,953	24,119
Inventories	31,849	29,836
Other current assets	8,319	6,522
Total current assets	112,789	118,695
Investment securities	5,923	5,929
Property, plant and equipment, net	41,368	34,206
Intangible assets, net	15,833	15,794
Goodwill	41,670	36,496
Other assets	7,932	8,106
Total assets	225,515	219,226
Liabilities and Stockholders' Equity
Trade accounts payable	10,380	15,659
Short term debt		25,000
Accrued expenses	7,910	12,068
Income taxes payable	1,436	600
Accrued warranty expenses	1,889	2,129
Customer prepayments	3,198	2,228
Other current liabilities	3,087	2,688
Total current liabilities	27,900	60,372
Corporate bonds	25,000
Accrued pension and severance costs	26,785	23,444
Other liabilities	4,589	3,858
Total liabilities	84,274	87,674
Commitments and contingent liabilities
Stockholders' equity:
Common stock, Authorized 440,000,000 shares; issued 199,566,770 shares	32,363	32,363
Capital surplus	42,801	42,280
Retained earnings	170,626	179,081
Accumulated other comprehensive income (loss)	(6,929)	(22,574)
Treasury stock, 26,295,390 shares in 2012 and 25,773,688 shares in 2013, at cost	(97,620)	(99,598)
Total stockholders' equity	141,241	131,552
Total liabilities and stockholders' equity	¥ 225,515	¥ 219,226

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012
Common stock, shares Authorized	440,000,000	440,000,000
Common stock, shares issued	199,566,770	199,566,770
Treasury stock, shares	25,773,688	26,295,390

Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales	¥ 132,903	¥ 141,048	¥ 99,634
Cost of sales	63,983	72,300	51,164
Gross profit	68,920	68,748	48,470
Research and development expenses	33,062	30,303	21,197
Selling, general and administrative expenses	35,778	37,608	21,162
Operating income	80	837	6,111
Other income (expense):
Interest and dividend income	213	323	326
Interest expense	(132)	(153)	(3)
Impairment losses on investment securities	(400)	(2,254)	(512)
Other, net	(1,054)	(2,195)	(371)
Total other income (expense)	(1,373)	(4,279)	(560)
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	(1,293)	(3,442)	5,551
Income taxes (benefit)	2,493	(1,240)	2,352
Equity in earnings (loss) of affiliated company	(35)	7	(36)
Net income (loss)	¥ (3,821)	¥ (2,195)	¥ 3,163
Net income (loss) per share:
Basic	¥ (22.03)	¥ (12.67)	¥ 18.03
Diluted	¥ (22.03)	¥ (12.67)	¥ 18.03

Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Comprehensive income (loss)
Net income (loss)	¥ (3,821)	¥ (2,195)	¥ 3,163
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	17,250	1,422	(3,231)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) arising during the year	165	(216)	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	9	818	252
Net unrealized gains (losses)	174	602	(59)
Pension related adjustments	(1,779)	(6,328)	(121)
Total other comprehensive income (loss)	15,645	(4,304)	(3,411)
Total comprehensive income (loss)	¥ 11,824	¥ (6,499)	¥ (248)

Consolidated Statements of Stockholders' Equity (JPY ¥) In Millions, unless otherwise specified	Total	Total Shares Of Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Shares Of Treasury Stock
Balance at beginning of year at Mar. 31, 2010	¥ 150,242	¥ 32,363	¥ 40,463	¥ 181,606	¥ (14,859)	¥ (89,331)
Changes in the year
Net income (loss)	3,163			3,163
Other comprehensive income (loss), net of tax	(3,411)				(3,411)
Cash dividends	(1,760)			(1,760)
Stock option compensation expense	165		165
Purchases of treasury stock	(10,267)					(10,267)
Sale of treasury stock	0			0		0
Total changes in the year	(12,110)		165	1,403		(10,267)
Balance at end of year at Mar. 31, 2011	138,132	32,363	40,628	183,009	(18,270)	(99,598)
Changes in the year
Net income (loss)	(2,195)			(2,195)
Other comprehensive income (loss), net of tax	(4,304)				(4,304)
Cash dividends	(1,733)			(1,733)
Stock option compensation expense	1,652		1,652
Purchases of treasury stock	(1)					(1)
Sale of treasury stock	1			0		1
Total changes in the year	(6,580)		1,652	(3,928)		0
Balance at end of year at Mar. 31, 2012	131,552	32,363	42,280	179,081	(22,574)	(99,598)
Changes in the year
Net income (loss)	(3,821)			(3,821)
Other comprehensive income (loss), net of tax	15,645				15,645
Cash dividends	(3,468)			(3,468)
Stock option compensation expense	861		861
Exercise of stock options	(340)		(340)
Purchases of treasury stock	(1)					(1)
Sale of treasury stock	813			(1,166)		1,979
Total changes in the year	9,689		521	(8,455)		1,978
Balance at end of year at Mar. 31, 2013	¥ 141,241	¥ 32,363	¥ 42,801	¥ 170,626	¥ (6,929)	¥ (97,620)

Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income (loss)	¥ (3,821)	¥ (2,195)	¥ 3,163
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	8,063	6,838	4,209
Deferred income taxes	693	(3,663)	425
Stock option compensation expense	861	583	165
Impairment losses on investment securities	400	2,254	512
Changes in assets and liabilities, net of effect of acquisition:
Trade receivables	(1,004)	616	(7,645)
Inventories	(566)	4,613	(7,285)
Trade accounts payable	(6,475)	902	1,146
Accrued expenses	(4,529)	39	2,540
Income taxes payable	677	(659)	302
Accrued warranty expenses	(302)	164	(1,040)
Customer prepayments	611	(1,815)	1,276
Accrued pension and severance costs	841	975	225
Other	2,336	3,650	1,314
Net cash provided by (used in) operating activities	(2,215)	12,302	(693)
Cash flows from investing activities:
(Increase) decrease in short-term investments		14,387	(2,446)
Proceeds from sale of available-for-sales securities	287	10,717	6
Acquisition of subsidiary, net of cash acquired		(57,145)
Decrease of other investment in equity method investee		620
Proceeds from sale of property, plant and equipment	32	89	12
Purchases of property, plant and equipment	(11,386)	(5,931)	(3,138)
Purchases of intangible assets	(443)	(329)	(323)
Other	12	(78)	61
Net cash provided by (used in) investing activities	(11,498)	(37,670)	(5,828)
Cash flows from financing activities:
Increase (decrease) in short term debt	(25,000)	25,466
Proceeds from issuance of corporate bonds	25,000
Redemption of senior convertible notes of acquired subsidiary		(13,835)
Purchases of treasury stock	(1)	(1)	(10,268)
Dividends paid	(3,460)	(1,729)	(1,760)
Other	547	(14)	0
Net cash provided by (used in) financing activities	(2,914)	9,887	(12,028)
Net effect of exchange rate changes on cash and cash equivalents	4,077	(1,624)	(2,567)
Net change in cash and cash equivalents	(12,550)	(17,105)	(21,116)
Cash and cash equivalents at beginning of year	58,218	75,323	96,439
Cash and cash equivalents at end of year	45,668	58,218	75,323
Supplemental data:
Income taxes	1,519	3,267	1,412
Interest	¥ 87	¥ 153	¥ 4

Description of Business and Summary of Significant Accounting Policies and Practices	12 Months Ended
Mar. 31, 2013
Description of Business and Summary of Significant Accounting Policies and Practices

(1) Description of Business and Summary of Significant Accounting Policies and Practices

(a) Description of Business

The Company and its consolidated subsidiaries (collectively, “Advantest”) manufacture and sell semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products.

Description of the business by segment is as follows:

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC (“System-on-a-Chip”) semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

(b) Principles of Consolidation

Advantest’s consolidated financial statements include financial statements of the Company and its subsidiaries, all of which are wholly-owned. Investment in an affiliated company over which Advantest has the ability to exercise significant influence, but does not hold a controlling financial interest, is accounted for by the equity method. All significant intercompany balances and transactions have been eliminated in consolidation.

(c) Cash Equivalents

Cash equivalents consist of deposits and certificates of deposit with an original maturity of three months or less from the date of purchase. Advantest considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

(d) Allowance for Doubtful Accounts

Advantest recognizes an allowance for doubtful accounts to ensure that trade receivables are not overstated due to uncollectability, which represents Advantest’s best estimate of the amount of probable credit losses in Advantest’s existing trade receivables. An allowance for doubtful accounts is provided at an amount calculated based on historical write off experience and a specific allowance for estimated amounts considered to be uncollectable after reviewing individual factors such as the customer’s current financial position, significant changes in the semiconductor industry, other information that is publicly available and the customer’s credit worthiness.

(e) Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the average cost method.

(f) Investment Securities

Investment securities consist of marketable and non-marketable equity securities. Fair value is determined based on quoted market prices, projected discounted cash flow or other valuation techniques as appropriate.

Marketable Equity Securities

Advantest classifies its marketable equity securities as available-for-sale.

Available-for-sale securities are recorded at fair value. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a component of accumulated other comprehensive income (loss) until realized. A decline in the fair value of any available-for-sale security below cost that is deemed to be other than temporary results in an impairment loss. The impairment loss is charged to earnings and a new cost basis for the security is established. Dividend and interest income are recognized when earned.

On a periodic basis, Advantest evaluates the available-for-sale securities for possible impairment. Factors considered in assessing whether an indication of other than temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at the date of evaluation compared to the acquisition date, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors. Advantest generally has the intention and ability to retain available-for-sale securities which it determines that their impairment is not other than temporary for a period of time sufficient to allow for any anticipated recovery in market value. The impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

Non-marketable Equity Securities

Non-marketable equity securities are carried at cost. On a periodic basis, Advantest evaluates these investments for possible impairment. Non-marketable equity securities that have impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, is other than temporary. If the impairment is other than temporary, Advantest recognizes an impairment loss to reduce the carrying amount to the fair value and a new cost basis for the security is established.

(g) Derivative Financial Instruments

All derivative instruments in the consolidated balance sheets are stated at fair value. The accounting for changes in the fair value (that are, gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, the purpose for holding the instrument. If certain conditions are met, entities may elect to designate a derivative instrument as a hedge of exposures to changes in fair values, cash flows, or foreign currencies.

If the hedged exposure is a fair value exposure, the gain or loss on the derivative instrument is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. If the hedged exposure is a cash flow exposure, the effective portion of the gain or loss on the derivative instrument is reported initially as a component of other comprehensive income (loss) and subsequently reclassified into earnings when the forecasted transaction affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of the gain or loss are reported in earnings immediately. If the derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the period of change.

(h) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation is computed principally using the straight-line method over estimated useful lives of the assets.

The depreciation period for significant assets ranges from 15 years to 50 years for buildings, 4 years to 10 years for machinery and equipment, and 2 years to 5 years for tools, furniture and fixtures.

(i) Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually. Intangible assets with definite useful lives are amortized on a straight-line basis over their respective estimated useful lives and reviewed for impairment.

Business combinations are accounted for using the acquisition method. Advantest allocates the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified. The purchase price in excess of the fair value of the net assets is recorded as goodwill. Acquisition costs are expensed as incurred.

Intangible assets consist of customer relationships, patented technologies, developed technologies and other intangible assets. Advantest has estimated the weighted average amortization period for the customer relationships, patented technologies and developed technologies to be 8 years, 9 years and 8 years, respectively. The weighted average amortization period for all intangible assets is approximately 8 years.

(j) Impairment of Long-Lived Assets

Advantest reviews impairment of long-lived assets including identifiable intangibles with definite useful lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such circumstances, if the carrying value of the asset is less than the estimated undiscounted cash flows expected to be generated by the asset or asset group, Advantest recognizes an impairment loss. The impairment loss recognized is the amount by which the carrying amount of the asset or asset group exceeds the fair value.

(k) Accrued Warranty Expenses

Advantest’s products are generally subject to warranty, and Advantest provides an allowance for such estimated costs when product revenue is recognized. To provide for future repairs during warranty periods, estimated repair expenses over the warranty period are accrued based on the historical ratio of actual repair expenses to corresponding sales, and any facts and circumstances that occurred.

(l) Accrued Pension and Severance Costs

The Company and certain of its subsidiaries have retirement and severance defined benefit plans covering substantially all of their employees. Prior service benefit and cost, and actuarial gains and losses are recognized in accumulated other comprehensive income (loss) and are amortized using the straight-line method over the average remaining service period of active employees. The funded status, which is the difference between the fair value of plan assets and the projected benefit obligations, of pension plans is recognized in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The adjustment to accumulated other comprehensive income (loss) represents the unrecognized actuarial loss and unrecognized prior service cost. These amounts will be subsequently recognized as net periodic benefit cost pursuant to Advantest’s accounting policy for amortizing such amounts.

(m) Revenue Recognition

General

Advantest recognizes revenue when there is persuasive evidence of an arrangement, delivery has occurred or the services have been rendered, the sales price is fixed or determinable and collection of the related receivable is reasonably assured.

Sales of Products

Sales of products which require installation are recognized when the related installation is completed and other sales recognition criteria are met since the installation is essential to the functionality of the equipment. When customer acceptance is uncertain, revenue is deferred until customer acceptance has been received. When the final payment is subject to customer acceptance, a portion of revenue for the final payment is deferred until an enforceable claim has become effective.

Sales of products and components which do not require installation service by Advantest is recognized upon shipment if the terms of the sale are free on board (FOB) shipping point or upon delivery if the terms are FOB destination which coincide with the passage of title and risk of loss.

Long-term Service Contracts

Revenue from fixed-price, long-term service contracts is recognized on the straight-line basis over the contract term.

Leasing Income

Revenue from operating leases is primarily recognized on the straight-line basis over the lease term.

Multiple Deliverables

Advantest’s revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as hardware and software products and services, Advantest allocates revenue to each element based on a selling price hierarchy and recognizes revenue when the criteria for revenue recognition have been met for each element. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available.

(n) Shipping and Handling Costs

Shipping and handling costs totaled ¥929 million, ¥1,409 million and ¥1,564 million for the years ended March 31, 2011, 2012 and 2013, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

(o) Research and Development Expenses

Research and development costs are expensed as incurred.

(p) Advertising Costs

Advertising costs totaled ¥104 million, ¥178 million and ¥497 million for the years ended March 31, 2011, 2012 and 2013, respectively, and are expensed as incurred.

(q) Stock-Based Compensation

Advantest applies the fair-valued-based method of accounting for stock-based compensation and recognizes stock-based compensation expense in the consolidated statements of operations. The cost of employee services received in exchange for an award of equity instruments is measured based on the grant-date fair value of the stock options granted to employees. The cost is recognized on the straight line basis over the period during which an employee is required to provide service in exchange for the award. The Black Scholes pricing model is used to estimate the value of stock options.

Expected dividend yield is determined by the Company’s dividend ratio of the past and other associated factors. Risk free interest rate is determined by Japanese government bond yield for the period corresponding to expected life. Expected volatility is determined by historical volatility and trend of the Company’s share prices, and other associated factors. Expected life is determined by the Company’s option exercise history, post vesting employment termination behavior for similar grants, and other pertinent factors.

(r) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Advantest records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized.

Advantest recognizes the financial statement effects of tax positions when it is more likely than not, based on technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon settlement. Advantest recognizes interest and penalty accruals related to unrecognized tax benefits in income taxes in the consolidated statements of operations.

(s) Net Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted net income per share is calculated by dividing net income by the sum of the weighted average number of shares plus additional shares that would have been outstanding if potential dilutive shares had been issued for granted stock options.

(t) Foreign Financial Statements

The financial statements of foreign operations whose functional currency is a local currency are translated into Japanese Yen. Assets and liabilities are translated at the period-end exchange rates and revenues and expenses are translated at the average exchange rate for the period. Resulting translation adjustments are shown as a component of other comprehensive income (loss).

The financial statements of foreign operations whose functional currency is Japanese Yen are remeasured into Japanese Yen. All exchange gains and losses from remeasurement of monetary assets and liabilities denominated in the local currency are included in other income (expense) for the period in which the remeasurement is made.

(u) Foreign Currency Transactions

Assets and liabilities denominated in foreign currencies at the balance sheet date are translated by using the applicable current rate prevailing at that date. All revenue and expenses associated with foreign currencies are translated by using the rate of exchange prevailing when such transactions occur. Those gains (losses) are included in other income (expense) in the accompanying consolidated statements of operations.

Foreign exchange gains (losses) were (¥508) million, (¥2,319) million and (¥1,427) million for the years ended March 31, 2011, 2012 and 2013, respectively.

(v) Use of Estimates

Management of Advantest has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). Significant items subject to such estimates and assumptions include valuation of trade receivables, inventories, goodwill, long-lived assets and deferred tax assets, various accruals such as accrued warranty expenses, and assets and obligations related to employees retirement and severance plans. Actual results could differ from those estimates.

(w) New Accounting Standards

In July 2012, the FASB amended the accounting guidance to simplify how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. The guidance permits an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, the guidance eliminates the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for fiscal years beginning on or after September 16, 2012, with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2013. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect it to have a material impact.

In February 2013, the FASB finalized the accounting guidance for reporting of amounts reclassified out of accumulated other comprehensive income. This new guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2012, with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2013. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect it to have a material impact.

(x) Reclassifications

Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year presentation.

Business Combinations	12 Months Ended
Mar. 31, 2013
Business Combinations

(2) Business Combinations

On July 4, 2011, Advantest acquired all outstanding ordinary shares of Verigy Ltd. (“Verigy”), for US$15.00 per share in cash. Verigy became a wholly-owned subsidiary of Advantest. In addition, as part of the consideration in the acquisition, Advantest assumed the obligation for stock options which had been granted by Verigy to certain directors and employees.

Summary of the total purchase price is as follows.

Yen (Millions)
Cash paid	77,661
Assumed stock options	1,068

Total purchase price	78,729

Acquisition-related costs for the year ended March 31, 2012 were ¥1,285 million. These costs are included in “Selling, general and administrative expenses” in the consolidated statements of operations. Acquisition related costs incurred in periods prior to March 31, 2011 were ¥656 million.

Verigy has historically been strong in the non-memory tester and research and development markets in North America and Europe. The complementary strengths in products, customer base, research and development, sales and service are expected to enhance the combined company’s competitiveness in the global market. The acquisition will allow Advantest to provide more and better diversified solutions to its customers in the semiconductor test equipment sector.

This acquisition was accounted for using the acquisition method.

The table below summarizes the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed as of the acquisition date as follows.

Yen (Millions)
Assets acquired and liabilities assumed
Cash and cash equivalents	20,516
Trade receivable, net	2,104
Inventories	11,013
Property, plant and equipment	3,316
Intangible assets	16,899
Goodwill	35,140
Other assets	20,145
Trade accounts payable	(3,136)
Other liabilities	(27,268)

Net assets acquired	78,729

Purchase Price	78,729

Goodwill recognized is attributable primarily to expected synergies from combining operations of Verigy and Advantest. None of the goodwill is expected to be deductible for income tax purposes.

Net Sales and loss before income taxes of Verigy that are included in the consolidated statements of operations for the year ended March 31, 2012 are ¥27,449 million and ¥5,181 million, respectively.

The following represents the unaudited pro forma results of operations of Verigy for the year ended March, 2012, as if the acquisition of Verigy had occurred on April 1, 2010. The pro forma information does not necessarily reflect the actual results of operations had the acquisition been consummated at April 1, 2010, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements, cost synergies or other operating efficiencies that could result from the acquisition (other than those realized subsequent to the July 4, 2011 acquisition date).

Yen (Millions)
Year ended March 31, 2012
Pro forma net sales	149,916
Pro forma income (loss) before income taxes	(1,866)

Trade Receivables	12 Months Ended
Mar. 31, 2013
Trade Receivables

(3) Trade Receivables

Trade receivables at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Notes	¥157	2,570
Accounts	24,037	24,437

	24,194	27,007
Less allowance for doubtful accounts	75	54

	¥24,119	26,953

Allowance for Doubtful Accounts	12 Months Ended
Mar. 31, 2013
Allowance for Doubtful Accounts

(4) Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥159	67	75
Provision for (reversal of) allowance	(88)	8	(13)
Amounts written off	(4)	—	(8)

Balance at end of year	¥67	75	54

Inventories	12 Months Ended
Mar. 31, 2013
Inventories

(5) Inventories

Inventories at March 31, 2012 and 2013 were composed of the following:

	Yen (Millions)
	2012	2013
Finished goods	¥8,318	6,485
Work in process	11,303	11,378
Raw materials and supplies	10,215	13,986

	¥29,836	31,849

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

(6) Property, Plant and Equipment

Property, plant and equipment at March 31, 2012 and 2013 were composed of the following:

	Yen (Millions)
	2012	2013
Land	¥14,035	14,557
Buildings	24,383	26,213
Machinery and equipment	20,595	24,071
Tools, furniture and fixtures	14,216	16,191
Construction in progress	363	4,205

	73,592	85,237
Less accumulated depreciation	39,386	43,869

	¥34,206	41,368

Depreciation expense was ¥3,977 million, ¥4,326 million and ¥5,778 million for the years ended March 31, 2011, 2012 and 2013, respectively.

Goodwill and Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets

(7) Goodwill and Intangible Assets

The components of intangible assets excluding goodwill at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,704	1,998	¥2,306	1,624
Customer relationships	2,227	215	2,549	573
Patented technologies	4,365	389	4,995	1,037
Developed technologies	6,238	603	7,524	1,652
Other	1,690	175	2,005	473

	17,224	3,380	19,379	5,359

Intangible assets not subject to amortization:
In-process technologies	1,726	—	1,589	—
Other	224	—	224	—

	1,950	—	1,813	—

Intangible assets:
Balance at end of year	¥19,174	3,380	¥21,192	5,359

Aggregate amortization expense for the years ended March 31, 2011, 2012 and 2013 was ¥232 million, ¥2,512 million and ¥2,285 million, respectively. Estimated amortization expense for the next five years ending March 31 is ¥2,333 million in 2014, ¥2,411 million in 2015, ¥2,321 million in 2016, ¥2,109 million in 2017, and ¥1,899 million in 2018, respectively.

Goodwill at March 31, 2011 was ¥645 million. Goodwill was related to the semiconductor and component test system segment. Changes in the carrying amount of goodwill for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥645	—	—	645
Acquisition of Verigy	20,844	—	14,296	35,140
Translation adjustments	422	—	289	711

Balance at end of year	21,911	—	14,585	36,496

	Yen (Millions)
	2013
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥21,911	—	14,585	36,496
Translation adjustments	3,069	—	2,105	5,174

Balance at end of year	24,980	—	16,690	41,670

Advantest performed its annual impairment test for goodwill at the reporting unit level and identified no impairments at March 31, 2011, 2012 and 2013.

Investment Securities	12 Months Ended
Mar. 31, 2013
Investment Securities

(8) Investment Securities

Marketable equity securities are classified as available-for-sale securities. The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,422	2,248	191	5,479

	Yen (Millions)
	2013
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,079	2,377	1	5,455

Equity securities consist primarily of stocks issued by Japanese listed companies.

Proceeds from the sale of available-for-sale securities and gross realized gains on the sale of available-for-sale securities for the year ended March 31, 2011 were insignificant. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2011. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sales securities for the year ended March 31, 2012 were ¥10,717 million and ¥19 million. Gross realized losses on the sale of available-for-sale securities for the year ended March 31, 2012 were insignificant. Proceeds from the sale of available-for-sale securities and gross realized gains on available-for-sale securities for the year ended March 31, 2013 were ¥425 million and ¥388 million. No losses were realized on the sale of available-for-sale securities for the year ended March 31, 2013.

Net realized gains and losses of the sale of available-for-sale securities are based on the averaged cost method and are included in “other income (expense)” in the consolidated statements of operations.

For the years ended March 31, 2011, 2012 and 2013, Advantest recognized impairment losses of ¥426 million, ¥1,259 million and ¥388 million, respectively, on available-for-sale securities, which were considered other-than-temporarily impaired and wrote them down to the fair value.

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013, were as follows:

	Yen (Millions)
	2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥825	178	179	13

	Yen (Millions)
	2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥—	—	5	1

Advantest maintains non-marketable equity securities, which are recorded at cost. The carrying amounts of non-marketable equity securities were ¥450 million and ¥468 million at March 31, 2012 and 2013, respectively. Advantest had not estimated the fair value of other non-marketable equity securities aggregating ¥50 million and ¥460 million at March 31, 2012 and 2013, respectively, since it was not practicable to estimate the fair value of the investments due to the lack of readily determinable fair values and difficulty in estimating fair value without incurring excessive cost. Non-marketable equity securities that had impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, was other than temporary. For the years ended March 31, 2011, 2012 and 2013, non-marketable equity securities with a purchase cost of ¥98 million, ¥1,395 million and ¥20 million were written down to their estimated fair values of ¥12 million, ¥400 million and ¥8 million, resulting in other-than-temporary impairment charges of ¥86 million, ¥995 million and ¥12 million, respectively, which were included in impairment losses on investment securities in the accompanying consolidated statements of operations.

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2013
Derivative Financial Instruments

(9) Derivative Financial Instruments

Advantest uses derivative instruments primarily to manage exposures to foreign currency. The primary objective in holding derivatives is to reduce the volatility of earnings and cash flows associated with changes in foreign currency. The instruments are not designated for trading or speculative purposes. Derivative financial instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Advantest minimizes risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Advantest does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default on its obligations. Advantest generally does not require or place collateral for these derivative financial instruments.

In accordance with U.S. GAAP, Advantest recognizes derivative instruments as either assets or liabilities on the balance sheet at fair value. Changes in fair value of the derivatives are recorded as other income (expense).

Derivatives not designated as hedging instruments

Derivatives not designated as hedging instruments consist primarily of forward contracts to reduce Advantest’s risk associated with exchange rate fluctuations, as gains and losses on these contracts are intended to offset exchange losses and gains on underlying exposures. Changes in fair value of foreign exchange contracts are recognized in earnings under the caption of other income (expense).

Advantest had foreign exchange contracts to exchange currencies among Japanese yen, US dollar and Euro at March 31, 2012 and 2013. The notional amounts of outstanding forward contracts for foreign currency purchases were approximately ¥653 million, and the outstanding forward contracts for foreign currency sales were ¥280 million at March 31, 2012. The notional amounts of outstanding forward contracts for foreign currency sales were ¥147 million at March 31, 2013.

Fair Value of Derivative Contracts

Fair values of derivatives not designated as hedging instruments at March 31, 2012 and 2013 were as follows:

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2012		March 31, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥21	Other current assets	16

Liabilities
Foreign exchange contracts	Other current liabilities	¥0	Other current liabilities	0

Effect of derivative instruments on the consolidated statements of operations

Derivatives not designated as hedging instruments

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2011	2012	2013
Foreign exchange contracts	Other income (expense)	¥223	630	(96)

Fair Value Measurement	12 Months Ended
Mar. 31, 2013
Fair Value Measurement

(10) Fair Value Measurement

Disclosure about the fair value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2012 and 2013. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥5,479	5,479	¥5,455	5,455
Foreign exchange contracts	21	21	16	16

Financial liabilities:
Foreign exchange contracts	0	0	0	0
Corporate bonds	—	—	25,000	25,026

The carrying amounts of available-for-sale securities are included in the consolidated balance sheets under investment securities. The carrying amounts of foreign exchange contracts are included in other current assets and other current liabilities.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, trade receivables and trade accounts payable: The carrying amounts approximate fair value because of the short maturity of these instruments.

Available-for-sale securities: The fair values of available-for-sale equity securities are based on quoted market prices at the reporting date for those investments.

Foreign exchange contracts: The fair value of foreign exchange contracts are estimated by obtaining quotes from financial institutions.

Corporate bonds: The fair value of corporate bonds is estimated using market quotes and are classified as Level 2.

Fair Value Hierarchy

U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally the inputs to valuation techniques used to measure fair value are prioritized into the following three levels:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly.

Level 3—Unobservable inputs for the asset or liability.

Assets / Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2012 and 2013, carrying amount of assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,479	5,479	—	—
Foreign exchange contracts	21	—	21	—

Total assets measured at fair value	5,500	5,479	21	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,455	5,455	—	—
Foreign exchange contracts	16	—	16	—

Total assets measured at fair value	5,471	5,455	16	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

Adjustments to fair value of available-for-sale equity securities are recorded as an increase or decrease, net of tax, in accumulated other comprehensive income (loss) except where losses are considered to be other than temporary, in which case the losses are recorded in impairment losses on investment securities. Changes in fair value of foreign exchange contracts are recorded as other income (expense).

Assets / Liabilities Measured at Fair Value on a Nonrecurring Basis

As of March 31, 2012 and 2013, carrying amounts of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2012 and 2013, were as follows:

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2012
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥400	—	400	0	(995)
Assets held for sale	1,471	—	—	1,471	(920)

Total assets measured at fair value	1,871	—	400	1,471

Total gains (losses) for assets held as of March 31, 2012					(1,915)

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2013
		Fair Value Measurements at March 31, 2013
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥8	—	—	8	(12)
Assets held for sale	1,337	—	—	1,337	(134)

Total assets measured at fair value	1,345	—	—	1,345

Total gains (losses) for assets held as of March 31, 2013					(146)

Advantest recognized impairment losses of non-marketable equity securities when their fair values were below the carrying amounts and the decline in fair values was considered to be other than temporary. The non-marketable equity securities are valued using the market and income approaches. The fair value of non-marketable equity securities is based on quoted prices in markets that are not active at the reporting date, or present value of expected future cash flows for those investments. As of March 31, 2012 and 2013, Advantest reclassified certain land measured at fair value on a nonrecurring basis of ¥1,471 million and ¥1,337 million as asset held for sale, respectively. As of March 31, 2013, Advantest reclassified certain land of ¥1,144 million as asset held for sale. The assets held for sale were included in other current assets on the consolidated balance sheets. The fair value was determined based on a third-party appraisal using similar assets and sales. The fair value is classified as Level 3 because significant unobservable inputs were involved in the fair value measurements.

Leases-Lessor	12 Months Ended
Mar. 31, 2013
Leases-Lessor

(11) Leases—Lessor

Advantest provides leases that enable its customers to use semiconductor test systems. All leases are classified as operating leases. Lease terms range from 1 year to 5 years, and certain of the lease agreements are cancelable. The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Machinery and equipment	¥8,406	9,419
Less accumulated depreciation	4,841	5,840

	¥3,565	3,579

Depreciation of machinery and equipment held under operating leases is included with depreciation expense. These assets are included in property, plant and equipment.

Future minimum lease income under noncancelable operating leases as of March 31, 2013 is as follows:

Year ending March 31	Yen (Millions)
2014	¥1,158
2015	198
2016	32
2017	8
2018	—
Thereafter	—

Total minimum lease income	¥1,396

Leases-Lessee	12 Months Ended
Mar. 31, 2013
Leases-Lessee

(12) Leases—Lessee

Advantest has several noncancelable operating leases, primarily for office space and office equipment. Rent expense, including rental payments for cancelable leases, for the years ended March 31, 2011, 2012 and 2013 was ¥1,122 million, ¥1,565 million and ¥1,800 million, respectively.

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2013 are as follows:

Year ending March 31	Yen (Millions)
2014	¥871
2015	773
2016	685
2017	403
2018	285
Thereafter	885

3,902
Less sublease income to be received in the future under noncancelable subleases	673

Net minimum lease payments	¥3,229

Short Term Debt and Corporate Bonds	12 Months Ended
Mar. 31, 2013
Short Term Debt and Corporate Bonds

(13) Short Term Debt and Corporate Bonds

Short term debt at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Unsecured borrowing
Weighted average annual interest 0.38%	¥25,000	—

	¥25,000	—

As of March 31, 2012, the Company had no corporate bonds. As of March 31, 2013, the amount, interest rates and maturity dates of unsecured corporate bonds were as follows:

Amount	Interest rate	Maturity date
¥10,000 million	0.416% per annum	May 25, 2015
¥15,000 million	0.606% per annum	May 25, 2017

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes

(14) Income Taxes

The components of income (loss) before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2011	2012	2013
Income (loss) before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(1,130)	(2,775)	(16,721)
Foreign subsidiaries	6,681	(667)	15,428

	¥5,551	(3,442)	(1,293)

	Yen (Millions)
	2011	2012	2013
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥813	555	411
Foreign subsidiaries	1,160	1,841	1,243
Deferred:
The Company and domestic subsidiaries	330	(1,513)	(272)
Foreign subsidiaries	49	(2,123)	1,111

	¥2,352	(1,240)	2,493

The Company and its domestic subsidiaries are subject to a number of income taxes, which in the aggregate resulted in statutory income tax rates of 40.4%, 40.4% and 37.8% for the years ended March 31, 2011, 2012 and 2013, respectively.

Amendments to the Japanese tax regulations were enacted into law on December 2, 2011. As a result of these amendments, the statutory income tax rate was reduced to approximately 37.8% effective from the year beginning April 1, 2012, and will be reduced to approximately 35.4% effective from the year beginning April 1, 2015.

Prior to the acquisition, Verigy was a Singapore corporation and had negotiated tax incentives with the Singapore Economic Development Board (“EDB”), an agency of the Government of Singapore, which had been approved by Singapore’s Ministry of Finance and Ministry of Trade and Industry. Subsequent to the acquisition, our reorganization of subsidiaries in Singapore was developed, and such tax incentives were terminated on March 31, 2012. New tax incentives were granted by the EDB effective April 1, 2012. Under the new incentive, a majority of the income earned in Singapore during the incentive periods is subject to reduced rates of Singapore income tax. The incentive will expire on March 31, 2014. The Singapore corporate income tax rates that would apply, absent of the incentive, is 17% for the fiscal years ended March 31, 2012 and 2013. Due to the low level of taxable income attributable to Singapore, the impact on income taxes was immaterial for the fiscal years ended March 31, 2012 and 2013.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2011	2012	2013
Statutory rates for expense (benefit)	40.4%	(40.4)%	(37.8)%
Effects on income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(16.2)	12.3	(319.8)
Tax credits	(13.7)	(60.9)	(176.5)
Expenses not deductible for tax purposes	2.6	4.3	11.3
Expiration of stock options	11.0	9.5	16.6
Undistributed earnings of foreign subsidiaries	3.8	(20.0)	(6.0)
Change in valuation allowance	13.0	(92.1)	704.3
Effect of enacted changes in tax laws and rates on Japanese tax	—	149.9	—
Other, net	1.5	1.4	0.7

	42.4%	(36.0)%	192.8%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 were presented below.

	Yen (Millions)
	2012	2013
Deferred tax assets:
Inventories	¥3,820	3,327
Accrued warranty expenses	722	614
Accrued pension and severance costs	8,426	9,212
Accrued expenses	2,088	1,358
Research and development expenses capitalized for tax purposes	1,807	2,470
Operating loss carryforwards	31,800	38,912
Property, plant and equipment	3,449	3,340
Tax credits	5,873	8,122
Other	1,709	2,059

Total gross deferred tax assets	59,694	69,414
Less valuation allowance	(50,188)	(59,072)

Net deferred tax assets	9,506	10,342

Deferred tax liabilities:
Intangible assets	(1,615)	(2,558)
Net unrealized gains on marketable securities	(676)	(805)
Undistributed earnings of foreign subsidiaries	(932)	(689)
Other	(57)	(43)

Total gross deferred tax liabilities	(3,280)	(4,095)

Net deferred tax assets (liabilities)	¥6,226	6,247

Management of Advantest intends to reinvest undistributed earnings of the Company’s certain foreign subsidiaries for an indefinite period of time. As a result, no deferred tax liabilities has been recognized on undistributed earnings of these subsidiaries not expected to be remitted in the foreseeable future, aggregating ¥6,712 million and ¥9,697 million at March 31, 2012 and 2013, respectively. Deferred tax liabilities will be recognized when Advantest expects that it will realize those undistributed earnings in a taxable manner, such as through receipt of dividends or sale of the investments. The related deferred tax liability would have been ¥1,134 million and ¥1,426 million at March 31, 2012 and 2013, respectively.

Included in other current assets and other assets were deferred tax assets of ¥7,337 million and ¥7,639 million at March 31, 2012 and 2013, respectively.

Included in other current liabilities and other liabilities were deferred tax liabilities of ¥1,111 million and ¥1,392 million at March 31, 2012 and 2013, respectively.

At March 31, 2013, Advantest had total net operating loss carry forwards for income tax purposes of ¥118,205 million which are available to reduce future taxable income. Net operating loss carry forwards of ¥98,605 million attributable to the Company and domestic subsidiaries in Japan will expire during the years ending March 31, 2015 through 2022. Other net operating loss carry forwards of ¥15,515 million have no expiration dates and the remaining other net operating loss carry forwards of ¥4,085 million will expire predominately during the years ending March 31, 2032. Net operating loss carryforwards utilized during the years ended March 31, 2011, 2012 and 2013 were ¥554 million, ¥25 million and ¥14,728 million, respectively.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon projections for future taxable income including management’s expectations of future semiconductor market and semiconductor and component test systems market prospects over the periods in which the deferred tax assets are deductible and other factors, management believes it is more likely than not that Advantest will realize the benefits of these deductible tax differences, net of valuation allowance.

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥51,289	52,082	50,188
Additions	793	—	8,884
Reductions	—	1,894	—

Balance at end of year	¥52,082	50,188	59,072

For the year ended March 31, 2011, valuation allowance increased primarily due to an increase in net operating loss carryforwards, which was partially offset by decreases in deferred tax assets associated with inventory and research and development expenses capitalized for tax purposes. For the year ended March 31, 2012, the valuation allowance decreased due to reductions in deferred tax assets associated with change of tax rate in Japan. For the year ended March 31, 2013, valuation allowance increased primarily due to an increase in net operating loss carryforwards.

The management believes the amount of the deferred tax assets, net of valuation allowance were considered realizable.

However, the amount of the deferred tax assets considered realizable could be changed in the future if estimates of future taxable income are revised. This could result in the significant impact on the Company’s consolidated financial position and results of operations.

There were no unrecognized tax benefits for the years ended March 31, 2011. Unrecognized tax benefits for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Balance at beginning of year	¥—	1,484
Acquisition of Verigy	1,671	—
Increase for tax positions of previous years	148	84
Increase for tax positions of current year	57	0
Settlements	(47)	(58)
Lapse of the applicable statute of limitations	(341)	(248)
Translation adjustments	(4)	156

Balance at end of year	1,484	1,418

Although Advantest believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audits, settlements and any related litigation could affect the effective tax rate in the future periods. The total amount of unrecognized tax benefits that would reduce the effective tax rate, if recognized, is ¥1,418 million at March 31, 2013. As of March 31, 2013, Advantest does not expect changes in its tax positions that would significantly increase or decrease unrecognized tax benefits within next 12 months. Both interest and penalties accrued are included in other liabilities in the accompanying consolidated balance sheets, and both interest and penalties are included in the income tax provision in the accompanying consolidated statements of operations are immaterial.

Advantest files income tax returns in Japan and various foreign tax jurisdictions. As of March 31, 2013, Advantest open tax years are from 2007 in Japan, 2011 in Taiwan, and 2009 in the United States.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2013
Other Comprehensive Income (Loss)

(15) Other Comprehensive Income (Loss)

The accumulated balances for each classification of other comprehensive income (loss), net of tax, for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Pension related adjustment	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2010	¥(11,507)	832	(4,184)	—	(14,859)

Change during the year	(3,231)	(311)	(401)	—	(3,943)
Reclassification adjustments	—	252	280	—	532

	(3,231)	(59)	(121)	—	(3,411)

Balance at March 31, 2011	¥(14,738)	773	(4,305)	—	(18,270)

Change during the year	864	(216)	(6,565)	(55)	(5,972)
Reclassification adjustments	558	818	237	55	1,668

	1,422	602	(6,328)	—	(4,304)

Balance at March 31, 2012	¥(13,316)	1,375	(10,633)	—	(22,574)

Change during the year	17,250	165	(2,251)	—	15,164
Reclassification adjustments	—	9	472	—	481

	17,250	174	(1,779)	—	15,645

Balance at March 31, 2013	¥3,934	1,549	(12,412)	—	(6,929)

The related tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
Year ended March 31, 2011:
Foreign currency translation adjustments	¥(3,231)	—	(3,231)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(540)	229	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	423	(171)	252

Net unrealized gains (losses)	(117)	58	(59)
Pension related adjustment	(121)	—	(121)
Other comprehensive income (loss)	¥(3,469)	58	(3,411)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥1,422	—	1,422
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(509)	293	(216)
Less reclassification adjustments for net gains (losses) realized in earnings	1,267	(449)	818

Net unrealized gains (losses)	758	(156)	602
Pension related adjustment	(7,191)	863	(6,328)
Other comprehensive income (loss)	¥(5,011)	707	(4,304)

Year ended March 31, 2013:
Foreign currency translation adjustments	¥17,250	—	17,250
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	321	(156)	165
Less reclassification adjustments for net gains (losses) realized in earnings	(1)	10	9

Net unrealized gains (losses)	320	(146)	174
Pension related adjustment	(1,908)	129	(1,779)
Other comprehensive income (loss)	¥15,662	(17)	15,645

Stock-Based Compensation	12 Months Ended
Mar. 31, 2013
Stock-Based Compensation

(16) Stock-Based Compensation

Advantest has stock-based compensation plans using stock options as incentive plans for directors, executive officers, corporate auditors and selected employees. Stock options have been issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under stock option plans approved by the Board of Directors. Options were generally granted with an exercise prices of per share that were equal to the higher of (1) 1.05 times the average price of the Company’s common shares of the preceding month on the date of grant and (2) the closing price of the Company’s common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years.

In connection with the acquisition of Verigy, the Company assumed the stock options previously granted to Verigy directors and employees. Therefore, replacement options were granted for all 89 types of stock options arrangements previously granted to the directors and employees of Verigy and its subsidiaries under a stock option plan approved by the Board of Directors of Advantest. The terms and conditions of the granted options are substantially the same as those for the Verigy stock options. The number of granted shares totaled 2,387,046. Options were granted with exercise prices from ¥620 to ¥2,748 per share. All options are exercisable from July 20, 2011. The options have expiration dates from July 29, 2011 to January 31, 2018.

The exercise price of the stock options is subject to adjustment, if there is a stock split or consolidation of shares, or if new shares are issued or treasury stocks are sold at a price that is less than the market price.

Stock option activity during the years ended March 31, 2011, 2012 and 2013 was as follows:

	2011		2012		2013
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	3,060,000	¥4,647	1,948,000	¥3,392	4,888,206	¥1,616
Granted	308,000	2,089	4,033,046	1,399	2,521,000	1,207
Exercised	—	—	—	—	(522,297)	880
Expired	(1,262,000)	5,881	(595,840)	5,302	(592,354)	2,590
Forfeited	(158,000)	5,287	(497,000)	2,396	(589,856)	1,461

Outstanding at end of year	1,948,000	3,392	4,888,206	1,616	5,704,699	1,418

Exercisable at end of year	1,640,000	¥3,636	3,585,206	¥1,648	3,222,699	¥1,580

Stock based compensation expense recognized was ¥165 million, ¥583 million and ¥861 million, which was included in selling, general and administrative expenses for the years ended March 31, 2011, 2012 and 2013, respectively. The recognized tax benefits were ¥61 million, ¥153 million and ¥235 million for the years ended March 31, 2011, 2012 and 2013, respectively. In addition, the stock options, granted during the fiscal years ended March 31, 2007 and 2008 subsequent to a change in Japanese tax law effective April 1, 2006, expired unused during the fiscal year ended March 31, 2012 and 2013, and the related deferred tax assets of ¥328 million and ¥214 million were reversed, respectively. As of March 31, 2011, 2012 and 2013, a valuation allowance was recorded against substantially all related deferred tax assets.

The weighted average fair value per share for stock options that were granted during the years ended March 31, 2011, 2012 and 2013 were ¥535, ¥448 and ¥347, respectively. These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2011	2012	2013
Expected dividend yield	1.6%	0.4%	1.1%
Risk free interest rate	0.2%	0.5%	0.1%
Volatility	45.4%	49.3%	50.7%
Expected life	3.9 years	3.1 years	3.9 years

No stock options were exercised during the years ended March 31, 2011 and 2012. Cash proceeds from options exercised for the year ended March 31, 2013 was ¥ 472 million. The total fair value of shares vested during the years ended March 31, 2011, 2012 and 2013 was ¥ 141 million, ¥ 1,244 million and ¥ 583 million, respectively. No intrinsic value of options exercised was recognized for the years ended March 31, 2011 and 2012. The total intrinsic values of options exercised for the year ended March 31, 2013 was ¥ 131 million.

At March 31, 2013, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥620 - ¥1,529	4,765,961	1,303	3.4 years	2,283,961	1,407	2.8 years
¥1,531 - ¥2,748	938,738	2,002	1.5 years	938,738	2,002	1.5 years

	5,704,699	1,418	3.1 years	3,222,699	1,580	2.4 years

The aggregate intrinsic value for the options outstanding and exercisable at March 31, 2013 was ¥ 523 million and ¥ 178 million, respectively.

Accrued Pension and Severance Costs	12 Months Ended
Mar. 31, 2013
Accrued Pension and Severance Costs

(17) Accrued Pension and Severance Costs

The Company and certain of its Japanese subsidiaries have unfunded retirement and severance plans (point-based benefits system). Under a point-based benefits system, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance. The Company and its Japanese subsidiaries also have a defined benefit corporate pension plan covering substantially all employees. Under the cash balance pension plan, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance with a certain interest rate calculated based on the upper and lower limit of a market interest rate.

Certain overseas subsidiaries also have defined benefit pension plans covering substantially all of their employees. Benefits payable under the plans are based on employee compensation levels and years of service.

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2011	2012		2013
	Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Components of net periodic benefit cost:
Service cost	¥1,362	1,355	227	1,487	345
Interest cost	724	748	242	689	348
Expected return on plan assets	(486)	(405)	(237)	(299)	(267)
Amortization of unrecognized:
Net actuarial (gain) or loss	487	511	—	790	241
Prior service (benefit) cost	(176)	(172)	—	(168)	—
Other	—	(18)	—	—	—

Net periodic benefit cost	¥1,911	2,019	232	2,499	667

The following table sets forth the plans’ benefit obligation, fair value of plan assets, funded status at March 31, 2012 and 2013.

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Change in benefit obligation:
Balance at beginning of year	¥34,285	230	38,433	10,214
Service cost	1,355	227	1,487	345
Interest cost	748	242	689	348
Actuarial (gain) or loss	2,464	2,349	3,645	420
Plan amendment	123	—	—	34
Plan participants’ contributions	—	66	—	16
Benefits paid	(542)	(80)	(665)	(548)
Acquisition of Verigy	—	7,518	—	—
Translation adjustments	—	(338)	—	1,103

Balance at end of year	38,433	10,214	43,589	11,932

Change in plan assets:
Balance at beginning of year	20,282	—	19,995	4,636
Employer contributions	1,786	131	1,759	26
Plan participants’ contributions	—	66	—	131
Actual return or (loss) on plan assets	(1,594)	(278)	2,010	297
Benefits paid	(479)	(35)	(557)	(158)
Acquisition of Verigy	—	5,051	—	—
Translation adjustments	—	(299)	—	504

Balance at end of year	19,995	4,636	23,207	5,436

Funded status	¥(18,438)	(5,578)	(20,382)	(6,496)

Amounts recognized in the consolidated balance sheets at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Accrued expenses	¥(183)	(389)	(196)	(107)
Accrued pension and severance costs	(18,255)	(5,189)	(20,186)	(6,389)

	(18,438)	(5,578)	(20,382)	(6,496)

Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss) at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Actuarial loss	¥(9,405)	(1,979)	(10,648)	(2,421)
Prior service benefit	751	—	657	—

	(8,654)	(1,979)	(9,991)	(2,421)

Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss) for the year ended March 31, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Current year actuarial gain (loss)	¥(4,463)	(1,979)	(1,934)	(317)
Amortization of actuarial gain	243	—	691	162
Current year prior service benefit	(123)	—	—	—
Amortization of prior service benefit and other	(6)	—	(94)	—
Translation adjustments	—	—	—	(287)

	(4,349)	(1,979)	(1,337)	(442)

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

	Yen (Millions)
	Japanese Plans	Non-Japanese plans
Actuarial loss	¥919	¥276
Prior service benefit	(168)	—

	751	276

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Projected benefit obligation	¥38,433	10,214	43,589	11,932
Accumulated benefit obligation	37,531	8,638	42,573	10,076
Fair value of plan assets	19,995	4,636	23,207	5,436

Other information about the retirement and severance plans of Advantest was as follows:

Measurement date:

The measurement date for the pension plans is March 31.

Assumptions:

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	1.8%	3.7%	1.3%	3.5%
Rate of compensation increase	3.0%	2.8%	3.0%	2.6%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2011	2012		2013
	Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.2%	2.2%	4.8%	1.8%	3.7%
Expected return on plan assets	2.5%	2.0%	6.6%	1.5%	5.7%
Rate of compensation increase	3.0%	3.0%	2.8%	3.0%	2.8%

Advantest determines the expected return based on the asset portfolio, historical returns and estimated future returns.

Plan assets:

Advantest’s investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants by attaining necessary long-term total returns on plan assets. Taking into consideration the expected returns, associated risks and correlations of returns between asset categories in plan assets, Advantest determines an optimal combination of equity, debt securities and other investments as Policy Asset Allocation (“PAA”). Plan assets are invested in accordance with PAA with mid-term to long-term viewpoint, which is revised periodically to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 and 2013 by asset category were as follows:

	2012	2013	Target
Equity securities	39.1%	34.5%	30.0%
Debt securities	26.9	30.1	35.0
Cash	5.6	9.5	2.0
Life insurance company general accounts	16.3	13.0	13.0
Other	12.1	12.9	20.0

	100.0%	100.0%	100.0%

Non-Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 and 2013 by asset category were as follows:

	2012	2013	Target
Equity securities	38.4%	42.8%	43.6%
Debt securities	12.3	35.1	35.8
Cash	42.4	18.2	16.7
Other	6.9	3.9	3.9

	100.0%	100.0%	100.0%

The three levels of inputs that may be used to measure fair value of plan assets are as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets.

Level 2:	Observable inputs other than quoted prices included within Level 1 for the assets, either directly or indirectly.

Level 3:	Unobservable inputs for the assets.

Japanese benefit plans’ asset allocation at March 31, 2012 and 2013 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,110	1,110	—	—
Equity securities:
Japanese companies	1,509	1,509	—	—
Pooled funds (a)	6,319	—	6,319	—
Debt securities:
Pooled funds (b)	5,375	—	5,375	—
Hedge funds (c)	2,415	—	1,278	1,137
Life insurance company general accounts	3,267	—	3,267	—

Total	19,995	2,619	16,239	1,137

(a)	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies’ equity.
(b)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	2,202	2,202	—	—
Equity securities:
Japanese companies	1,379	1,379	—	—
Pooled funds (d)	6,633	—	6,633	—
Debt securities:
Pooled funds (e)	6,975	—	6,975	—
Hedge funds (f)	2,993	—	1,980	1,013
Life insurance company general accounts	3,025	—	3,025	—

Total	23,207	3,581	18,613	1,013

(d)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies.
(e)	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

Level 1 assets are comprised principally of listed equity securities, which are valued based on quoted market prices at the reporting date for those investments.

Level 2 assets are comprised principally of pooled funds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsors of the funds. Investments in life insurance company general accounts are valued at conversion value. Level 2 also includes certain hedge funds that are redeemable in the near term at their net asset values.

Level 3 assets are comprised of hedge funds, which are valued at their net asset values that are calculated by the sponsors of the funds.

Changes in the Level 3 plan assets for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
	Hedge funds	Hedge funds
Balance at beginning of year	¥1,433	1,137
Net realized / unrealized gain (loss)	(1,572)	23
Purchases, issuances and settlements	1,276	(147)
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,137	1,013

Non-Japanese benefit plan asset allocation at March 31, 2012 and 2013 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (a)	1,967	1,967	—	—
Equity securities:
Pooled funds (b)	1,779	—	1,779	—
Debt securities:
Pooled funds (c)	571	—	571	—
Commodities	319	—	319	—

Total	4,636	1,967	2,669	—

(a)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(b)	These funds invested in listed equity securities consisting of foreign equities.
(c)	These funds invested in international bonds.

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (d)	992	992	—	—
Equity securities:
Pooled funds (e)	2,326	—	2,326	—
Debt securities:
Pooled funds (f)	1,910	—	1,910	—
Commodities	208	—	208	—

Total	5,436	992	4,444	—

(d)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(e)	These funds invested in listed equity securities consisting of foreign equities.
(f)	These funds invested in international bonds.

Cash flows:

Advantest expects to contribute ¥1,885 million and ¥36 million to its Japanese defined benefit plans and Non-Japanese benefit plans during the year ending March 31, 2014.

Estimated future benefit payments:

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
	Japanese plans	Non-Japanese plans
2014	¥850	145
2015	929	175
2016	1,017	113
2017	1,136	240
2018	1,258	208
2019 through 2023	9,264	2,091

Stockholders' Equity	12 Months Ended
Mar. 31, 2013
Stockholders' Equity

(18) Stockholders’ Equity

Changes in the number of shares issued and treasury stock during the years ended March 31, 2011, 2012 and 2013 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2010	199,566,770	20,845,178

Purchase of shares	—	5,449,721
Sale of shares	—	(80)

Number of shares as of March 31, 2011	199,566,770	26,294,819

Purchase of shares	—	899
Sale of shares	—	(328)

Number of shares as of March 31, 2012	199,566,770	26,295,390

Purchase of shares	—	671
Exercise of stock options	—	(522,297)
Sale of shares	—	(76)

Number of shares as of March 31, 2013	199,566,770	25,773,688

The Companies Act of Japan provides that an amount equal to 10% of distributions paid by the Company shall be appropriated as additional paid-in capital or a legal reserve until the total amount of the additional paid-in capital and the legal reserve equals to 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

Cash dividends for the years ended March 31, 2011, 2012 and 2013 represent dividends paid out during those years. The accompanying consolidated financial statements do not include any provision for a dividend of ¥10 per share, aggregating ¥1,738 million for the second-half of the year ended March 31, 2013, subsequently proposed by the Board of Directors.

The amount available for future payment of dividends was determined under the Companies Act of Japan and amounted to ¥53,834 million at March 31, 2013.

Accrued Warranty Expenses	12 Months Ended
Mar. 31, 2013
Accrued Warranty Expenses

(19) Accrued Warranty Expenses

Advantest issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period. Changes in accrued warranty expenses for the years ended March 31, 2011, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥2,802	1,754	2,129
Acquisition of Verigy	—	209	—
Addition	2,653	3,432	3,172
Reduction	(3,693)	(3,269)	(3,474)
Translation adjustments	(8)	3	62

Balance at end of year	¥1,754	2,129	1,889

Operating Segment and Geographic Information	12 Months Ended
Mar. 31, 2013
Operating Segment and Geographic Information

(20) Operating Segment and Geographic Information

Advantest manufactures and sells semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products. Advantest’s organizational structure consists of three reportable operating segments, which are the design, manufacturing, and sale of semiconductor and component test systems, mechatronics systems and services, support and others. These reportable operating segments are determined based on the nature of the products and the markets. Segment information is prepared on the same basis that Advantest’s management reviews financial information for operational decision making purposes.

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products, for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Fundamental research and development activities and headquarters functions are represented by Corporate.

Reportable operating segment information during the years ended March 31, 2011, 2012 and 2013 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income					6,111

Expenditures for additions to long-lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income					837

Expenditures for additions to long-lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226

As of and for the year ended March 31, 2013:
Net sales to unaffiliated customers	¥99,719	13,107	20,077	—	132,903
Inter-segment sales	1,400	546	—	(1,946)	—

Net sales	101,119	13,653	20,077	(1,946)	132,903
Depreciation and amortization	3,423	486	3,690	464	8,063
Operating income (loss) before stock option compensation expenses	10,956	(4,614)	775	(6,176)	941
Adjustment:
Stock based compensation expense					861

Operating income					80

Expenditures for additions to long-lived assets	3,530	4,565	4,356	141	12,592
Total assets	99,168	18,242	36,065	72,040	225,515

Adjustments to operating income in Corporate principally represent corporate general and administrative expenses and research and development expenses related to fundamental research activities that are not allocated to operating segments.

Advantest uses the operating income (loss) before stock based compensation expenses for management’s analysis of business segment results.

Additions to long-lived assets included in Corporate consist of purchases of software and fixed assets for general corporate use.

Total assets included in Corporate consist of cash and cash equivalents, assets for general corporate use and assets used for fundamental research activities, which are not allocated to reportable segments.

One customer and its related entities mainly in the semiconductor and component test system segment and the mechatronics system segment accounted for approximately 20%, 29% and 14% of total consolidated net sales for the years ended March 31, 2011, 2012 and 2013, respectively. Another customer accounted for approximately 7%, 12% and 6% for the years ended March 31, 2011, 2012 and 2013, respectively. A third customer accounted for approximately 13%, 2% and 4% for the years ended March 31, 2011, 2012 and 2013, respectively.

Information as to Advantest’s net sales and property, plant and equipment in various geographical areas was as follows:

Net sales to unaffiliated customers for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Japan	22,398	16,095	14,045
Americas	9,278	29,742	20,583
Europe	2,252	7,015	9,061
Asia	65,706	88,196	89,214

Total	99,634	141,048	132,903

Net sales to unaffiliated customers are based on the customer’s location. Net sales indicated as Asia were generated in Korea, Taiwan and China and others in the amount of ¥20,752 million, ¥21,835 million and ¥23,119 million for the year ended March 31, 2011, ¥29,687 million, ¥27,591 million and ¥30,918 million for the year ended March 31, 2012, and ¥31,777 million, ¥35,826 million and ¥21,611 million for the year ended March 31, 2013, respectively. Substantially all net sales indicated as Americas were generated in the United States of America.

Property, plant and equipment as of March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Japan	¥29,280	28,234	27,336
Americas	281	1,073	2,693
Europe	563	1,582	2,106
Asia	1,754	3,317	9,233

Total	¥31,878	34,206	41,368

Property, plant and equipment are those assets located in each geographic area.

Substantially all property, plant and equipment indicated as Americas were located in the United States of America. Substantially all property, plant and equipment indicated as Europe were located in Germany. Property, plant and equipment in Asia were primarily located in Korea, Taiwan, Singapore and China.

Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

(21) Related Party Transactions

Advantest sells products to and purchases raw materials from Fujitsu Limited, its 11.6% stockholder as of March 31, 2013 and its group companies (collectively, “Fujitsu”). The terms of sales are the same as those with third parties. Advantest purchases raw materials after receiving competitive bids from several suppliers. Advantest also purchases various software products for internal use, information system related services, research and development materials and services from Fujitsu. Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2011	2012	2013
Sales of products	¥2,461	1,847	1,128
Purchases of raw materials	4,622	6,155	3,757
Receivables	696	459	338
Payables	2,717	2,653	1,255
Purchases of software, hardware and others	442	95	66
Research and development expenses, computer rentals, maintenance and other expenses	1,779	1,976	1,634

Advantest is holding approximately 35% of common stock of e-Shuttle, Inc., a subsidiary of Fujitsu, since the initial investment, which is accounted for by the equity method of accounting.

Per Share Data	12 Months Ended
Mar. 31, 2013
Per Share Data

(22) Per Share Data

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2011	2012	2013
Numerator:
Net income (loss)	¥3,163	(2,195)	(3,821)

Denominator:
Basic weighted average shares of common stock outstanding	175,481,854	173,271,717	173,478,054
Dilutive effect of exercise of stock options	13,604	—	—

Diluted weighted average shares of common stock outstanding	175,495,458	173,271,717	173,478,054

Basic net income (loss) per share	¥18.03	(12.67)	(22.03)
Diluted net income (loss) per share	18.03	(12.67)	(22.03)

At March 31, 2011, 2012 and 2013, Advantest had outstanding stock options convertible into 1,610,000, 4,888,206 and 5,704,699 shares of common stock, respectively, which were anti-dilutive and excluded from the calculation of diluted net income per share but could potentially dilute net income per share in future periods.

Concentrations of credit risk	12 Months Ended
Mar. 31, 2013
Concentrations of credit risk

(23) Concentrations of credit risk

Advantest is exposed to credit risk in the event of default by financial institutions to cash and cash equivalents, but such risk is considered mitigated by the high credit rating of the financial institutions.

At March 31, 2012 and 2013, Advantest had two foreign semiconductor customers and one foreign semiconductor customer with significant receivables, respectively. Receivables from these customers accounted for 32% and 16% of consolidated trade receivables at March 31, 2012 and 2013, respectively. Although Advantest does not expect that these customers will fail to meet their obligations, Advantest is potentially exposed to concentrations of credit risk if these customers failed to perform according to the terms of the contracts.

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2013
Commitments and Contingent Liabilities

(24) Commitments and Contingent Liabilities

Advantest is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Advantest’s consolidated financial position, results of operations, or cash flows.

Outstanding commitments for the purchase of property, plant and equipment totaled ¥1,159 million and for the purchase of parts and raw materials totaled ¥1,390 million at March 31, 2013. Outstanding commitments for the purchase of property, plant and equipment are mainly for a new factory in Korea.

Advantest maintains a commitment line agreement with a number of banks and pays commitment fees as consideration in order to secure a financing source for business operations. The commitment agreement term ends in March 2015, and the unused availability under this agreement as of March 31, 2013 amounted to ¥10,000 million.

Description of Business and Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Mar. 31, 2013
Description of Business

(a) Description of Business

The Company and its consolidated subsidiaries (collectively, “Advantest”) manufacture and sell semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products.

Description of the business by segment is as follows:

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC (“System-on-a-Chip”) semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Principles of Consolidation

(b) Principles of Consolidation

Advantest’s consolidated financial statements include financial statements of the Company and its subsidiaries, all of which are wholly-owned. Investment in an affiliated company over which Advantest has the ability to exercise significant influence, but does not hold a controlling financial interest, is accounted for by the equity method. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash Equivalents

(c) Cash Equivalents

Cash equivalents consist of deposits and certificates of deposit with an original maturity of three months or less from the date of purchase. Advantest considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

Allowance for Doubtful Accounts

(d) Allowance for Doubtful Accounts

Advantest recognizes an allowance for doubtful accounts to ensure that trade receivables are not overstated due to uncollectability, which represents Advantest’s best estimate of the amount of probable credit losses in Advantest’s existing trade receivables. An allowance for doubtful accounts is provided at an amount calculated based on historical write off experience and a specific allowance for estimated amounts considered to be uncollectable after reviewing individual factors such as the customer’s current financial position, significant changes in the semiconductor industry, other information that is publicly available and the customer’s credit worthiness.

Inventories	(e) Inventories Inventories are stated at the lower of cost or market. Cost is determined using the average cost method.
Investment Securities

(f) Investment Securities

Investment securities consist of marketable and non-marketable equity securities. Fair value is determined based on quoted market prices, projected discounted cash flow or other valuation techniques as appropriate.

Marketable Equity Securities

Advantest classifies its marketable equity securities as available-for-sale.

Available-for-sale securities are recorded at fair value. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a component of accumulated other comprehensive income (loss) until realized. A decline in the fair value of any available-for-sale security below cost that is deemed to be other than temporary results in an impairment loss. The impairment loss is charged to earnings and a new cost basis for the security is established. Dividend and interest income are recognized when earned.

On a periodic basis, Advantest evaluates the available-for-sale securities for possible impairment. Factors considered in assessing whether an indication of other than temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at the date of evaluation compared to the acquisition date, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors. Advantest generally has the intention and ability to retain available-for-sale securities which it determines that their impairment is not other than temporary for a period of time sufficient to allow for any anticipated recovery in market value. The impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

Non-marketable Equity Securities

Non-marketable equity securities are carried at cost. On a periodic basis, Advantest evaluates these investments for possible impairment. Non-marketable equity securities that have impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, is other than temporary. If the impairment is other than temporary, Advantest recognizes an impairment loss to reduce the carrying amount to the fair value and a new cost basis for the security is established.

Derivative Financial Instruments

(g) Derivative Financial Instruments

All derivative instruments in the consolidated balance sheets are stated at fair value. The accounting for changes in the fair value (that are, gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, the purpose for holding the instrument. If certain conditions are met, entities may elect to designate a derivative instrument as a hedge of exposures to changes in fair values, cash flows, or foreign currencies.

If the hedged exposure is a fair value exposure, the gain or loss on the derivative instrument is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. If the hedged exposure is a cash flow exposure, the effective portion of the gain or loss on the derivative instrument is reported initially as a component of other comprehensive income (loss) and subsequently reclassified into earnings when the forecasted transaction affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of the gain or loss are reported in earnings immediately. If the derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the period of change.

Property, Plant and Equipment

(h) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation is computed principally using the straight-line method over estimated useful lives of the assets.

The depreciation period for significant assets ranges from 15 years to 50 years for buildings, 4 years to 10 years for machinery and equipment, and 2 years to 5 years for tools, furniture and fixtures.

Goodwill and Intangible Assets

(i) Goodwill and Intangible Assets

Goodwill and intangible assets with indefinite useful lives are not amortized but are tested for impairment at least annually. Intangible assets with definite useful lives are amortized on a straight-line basis over their respective estimated useful lives and reviewed for impairment.

Business combinations are accounted for using the acquisition method. Advantest allocates the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified. The purchase price in excess of the fair value of the net assets is recorded as goodwill. Acquisition costs are expensed as incurred.

Intangible assets consist of customer relationships, patented technologies, developed technologies and other intangible assets. Advantest has estimated the weighted average amortization period for the customer relationships, patented technologies and developed technologies to be 8 years, 9 years and 8 years, respectively. The weighted average amortization period for all intangible assets is approximately 8 years.

Impairment of Long-Lived Assets

(j) Impairment of Long-Lived Assets

Advantest reviews impairment of long-lived assets including identifiable intangibles with definite useful lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such circumstances, if the carrying value of the asset is less than the estimated undiscounted cash flows expected to be generated by the asset or asset group, Advantest recognizes an impairment loss. The impairment loss recognized is the amount by which the carrying amount of the asset or asset group exceeds the fair value.

Accrued Warranty Expenses

(k) Accrued Warranty Expenses

Advantest’s products are generally subject to warranty, and Advantest provides an allowance for such estimated costs when product revenue is recognized. To provide for future repairs during warranty periods, estimated repair expenses over the warranty period are accrued based on the historical ratio of actual repair expenses to corresponding sales, and any facts and circumstances that occurred.

Accrued Pension and Severance Costs

(l) Accrued Pension and Severance Costs

The Company and certain of its subsidiaries have retirement and severance defined benefit plans covering substantially all of their employees. Prior service benefit and cost, and actuarial gains and losses are recognized in accumulated other comprehensive income (loss) and are amortized using the straight-line method over the average remaining service period of active employees. The funded status, which is the difference between the fair value of plan assets and the projected benefit obligations, of pension plans is recognized in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The adjustment to accumulated other comprehensive income (loss) represents the unrecognized actuarial loss and unrecognized prior service cost. These amounts will be subsequently recognized as net periodic benefit cost pursuant to Advantest’s accounting policy for amortizing such amounts.

Revenue Recognition

(m) Revenue Recognition

General

Advantest recognizes revenue when there is persuasive evidence of an arrangement, delivery has occurred or the services have been rendered, the sales price is fixed or determinable and collection of the related receivable is reasonably assured.

Sales of Products

Sales of products which require installation are recognized when the related installation is completed and other sales recognition criteria are met since the installation is essential to the functionality of the equipment. When customer acceptance is uncertain, revenue is deferred until customer acceptance has been received. When the final payment is subject to customer acceptance, a portion of revenue for the final payment is deferred until an enforceable claim has become effective.

Sales of products and components which do not require installation service by Advantest is recognized upon shipment if the terms of the sale are free on board (FOB) shipping point or upon delivery if the terms are FOB destination which coincide with the passage of title and risk of loss.

Long-term Service Contracts

Revenue from fixed-price, long-term service contracts is recognized on the straight-line basis over the contract term.

Leasing Income

Revenue from operating leases is primarily recognized on the straight-line basis over the lease term.

Multiple Deliverables

Advantest’s revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as hardware and software products and services, Advantest allocates revenue to each element based on a selling price hierarchy and recognizes revenue when the criteria for revenue recognition have been met for each element. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, third party evidence (“TPE”) if VSOE is not available, or estimated selling price if neither VSOE nor TPE is available.

Shipping and Handling Costs

(n) Shipping and Handling Costs

Shipping and handling costs totaled ¥929 million, ¥1,409 million and ¥1,564 million for the years ended March 31, 2011, 2012 and 2013, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Research and Development Expenses	(o) Research and Development Expenses Research and development costs are expensed as incurred.
Advertising Costs	(p) Advertising Costs Advertising costs totaled ¥104 million, ¥178 million and ¥497 million for the years ended March 31, 2011, 2012 and 2013, respectively, and are expensed as incurred.
Stock-Based Compensation

(q) Stock-Based Compensation

Advantest applies the fair-valued-based method of accounting for stock-based compensation and recognizes stock-based compensation expense in the consolidated statements of operations. The cost of employee services received in exchange for an award of equity instruments is measured based on the grant-date fair value of the stock options granted to employees. The cost is recognized on the straight line basis over the period during which an employee is required to provide service in exchange for the award. The Black Scholes pricing model is used to estimate the value of stock options.

Expected dividend yield is determined by the Company’s dividend ratio of the past and other associated factors. Risk free interest rate is determined by Japanese government bond yield for the period corresponding to expected life. Expected volatility is determined by historical volatility and trend of the Company’s share prices, and other associated factors. Expected life is determined by the Company’s option exercise history, post vesting employment termination behavior for similar grants, and other pertinent factors.

Income Taxes

(r) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Advantest records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized.

Advantest recognizes the financial statement effects of tax positions when it is more likely than not, based on technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon settlement. Advantest recognizes interest and penalty accruals related to unrecognized tax benefits in income taxes in the consolidated statements of operations.

Net Income (Loss) per Share

(s) Net Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted net income per share is calculated by dividing net income by the sum of the weighted average number of shares plus additional shares that would have been outstanding if potential dilutive shares had been issued for granted stock options.

Foreign Financial Statements

(t) Foreign Financial Statements

The financial statements of foreign operations whose functional currency is a local currency are translated into Japanese Yen. Assets and liabilities are translated at the period-end exchange rates and revenues and expenses are translated at the average exchange rate for the period. Resulting translation adjustments are shown as a component of other comprehensive income (loss).

The financial statements of foreign operations whose functional currency is Japanese Yen are remeasured into Japanese Yen. All exchange gains and losses from remeasurement of monetary assets and liabilities denominated in the local currency are included in other income (expense) for the period in which the remeasurement is made.

Foreign Currency Transactions

(u) Foreign Currency Transactions

Assets and liabilities denominated in foreign currencies at the balance sheet date are translated by using the applicable current rate prevailing at that date. All revenue and expenses associated with foreign currencies are translated by using the rate of exchange prevailing when such transactions occur. Those gains (losses) are included in other income (expense) in the accompanying consolidated statements of operations.

Foreign exchange gains (losses) were (¥508) million, (¥2,319) million and (¥1,427) million for the years ended March 31, 2011, 2012 and 2013, respectively.

Use of Estimates

(v) Use of Estimates

Management of Advantest has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). Significant items subject to such estimates and assumptions include valuation of trade receivables, inventories, goodwill, long-lived assets and deferred tax assets, various accruals such as accrued warranty expenses, and assets and obligations related to employees retirement and severance plans. Actual results could differ from those estimates.

New Accounting Standards

(w) New Accounting Standards

In July 2012, the FASB amended the accounting guidance to simplify how entities test indefinite-lived intangible assets for impairment which improve consistency in impairment testing requirements among long-lived asset categories. The guidance permits an assessment of qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying value. For assets in which this assessment concludes it is more likely than not that the fair value is more than its carrying value, the guidance eliminates the requirement to perform quantitative impairment testing as outlined in the previously issued standards. The guidance is effective for fiscal years beginning on or after September 16, 2012, with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2013. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect it to have a material impact.

In February 2013, the FASB finalized the accounting guidance for reporting of amounts reclassified out of accumulated other comprehensive income. This new guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2012, with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2013. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect it to have a material impact.

Reclassifications	(x) Reclassifications Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year presentation.

Business Combinations (Tables)	12 Months Ended
Mar. 31, 2013
Summary Of Total Purchase Price	Summary of the total purchase price is as follows.

Yen (Millions)
Cash paid	77,661
Assumed stock options	1,068

Total purchase price	78,729

Summary Of Allocation Of Purchase Price Based On A Preliminary Estimate Of Fair Value Of Assets Acquired And Liabilities Assumed

The table below summarizes the allocation of the purchase price based on the fair value of assets acquired and liabilities assumed as of the acquisition date as follows.

Yen (Millions)
Assets acquired and liabilities assumed
Cash and cash equivalents	20,516
Trade receivable, net	2,104
Inventories	11,013
Property, plant and equipment	3,316
Intangible assets	16,899
Goodwill	35,140
Other assets	20,145
Trade accounts payable	(3,136)
Other liabilities	(27,268)

Net assets acquired	78,729

Purchase Price	78,729

Summary Of Pro Forma Information From Acquisition

The pro forma information does not give effect to any potential revenue enhancements, cost synergies or other operating efficiencies that could result from the acquisition (other than those realized subsequent to the July 4, 2011 acquisition date).

Yen (Millions)
Year ended March 31, 2012
Pro forma net sales	149,916
Pro forma income (loss) before income taxes	(1,866)

Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Trade Receivables	Trade receivables at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Notes	¥157	2,570
Accounts	24,037	24,437

	24,194	27,007
Less allowance for doubtful accounts	75	54

	¥24,119	26,953

Allowance for Doubtful Accounts (Tables)	12 Months Ended
Mar. 31, 2013
Changes In Allowance For Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥159	67	75
Provision for (reversal of) allowance	(88)	8	(13)
Amounts written off	(4)	—	(8)

Balance at end of year	¥67	75	54

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Inventories

Inventories at March 31, 2012 and 2013 were composed of the following:

	Yen (Millions)
	2012	2013
Finished goods	¥8,318	6,485
Work in process	11,303	11,378
Raw materials and supplies	10,215	13,986

	¥29,836	31,849

Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Property, Plant And Equipment

Property, plant and equipment at March 31, 2012 and 2013 were composed of the following:

	Yen (Millions)
	2012	2013
Land	¥14,035	14,557
Buildings	24,383	26,213
Machinery and equipment	20,595	24,071
Tools, furniture and fixtures	14,216	16,191
Construction in progress	363	4,205

	73,592	85,237
Less accumulated depreciation	39,386	43,869

	¥34,206	41,368

Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2013
Components Of Intangible Assets Excluding Goodwill

The components of intangible assets excluding goodwill at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,704	1,998	¥2,306	1,624
Customer relationships	2,227	215	2,549	573
Patented technologies	4,365	389	4,995	1,037
Developed technologies	6,238	603	7,524	1,652
Other	1,690	175	2,005	473

	17,224	3,380	19,379	5,359

Intangible assets not subject to amortization:
In-process technologies	1,726	—	1,589	—
Other	224	—	224	—

	1,950	—	1,813	—

Intangible assets:
Balance at end of year	¥19,174	3,380	¥21,192	5,359

Changes In Carrying Amount Of Goodwill

Changes in the carrying amount of goodwill for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥645	—	—	645
Acquisition of Verigy	20,844	—	14,296	35,140
Translation adjustments	422	—	289	711

Balance at end of year	21,911	—	14,585	36,496

	Yen (Millions)
	2013
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Total
Balance at beginning of year	¥21,911	—	14,585	36,496
Translation adjustments	3,069	—	2,105	5,174

Balance at end of year	24,980	—	16,690	41,670

Investment Securities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Available-For-Sale Securities

The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,422	2,248	191	5,479

	Yen (Millions)
	2013
	Acquisition cost	Gross unrealized gains	Gross unrealized losses	Fair value
Noncurrent:
Available-for-sale:
Equity securities	¥3,079	2,377	1	5,455

Schedule Of Individual Securities Have Been In Continuous Unrealized Loss Position

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2012 and 2013, were as follows:

	Yen (Millions)
	2012
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥825	178	179	13

	Yen (Millions)
	2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥—	—	5	1

Derivative Financial Instruments (Tables) (Derivatives Not Designated as Hedging Instruments)	12 Months Ended
Mar. 31, 2013
Derivatives Not Designated as Hedging Instruments
Fair Value Of Derivative Contracts

Derivatives not designated as hedging instruments

	Yen (Millions)
	March 31, 2012		March 31, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥21	Other current assets	16

Liabilities
Foreign exchange contracts	Other current liabilities	¥0	Other current liabilities	0

Effect Of Derivative Instrument On Consolidated Statements Of Operations

The effects of derivatives not designated as hedging instruments on the consolidated statements of operations for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2011	2012	2013
Foreign exchange contracts	Other income (expense)	¥223	630	(96)

Fair Value Measurement (Tables)	12 Months Ended
Mar. 31, 2013
Carrying Amounts And Estimated Fair Values Of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest’s financial instruments at March 31, 2012 and 2013. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2012		2013
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥5,479	5,479	¥5,455	5,455
Foreign exchange contracts	21	21	16	16

Financial liabilities:
Foreign exchange contracts	0	0	0	0
Corporate bonds	—	—	25,000	25,026

Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis By Level

As of March 31, 2012 and 2013, carrying amount of assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,479	5,479	—	—
Foreign exchange contracts	21	—	21	—

Total assets measured at fair value	5,500	5,479	21	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available-for-sale equity securities	¥5,455	5,455	—	—
Foreign exchange contracts	16	—	16	—

Total assets measured at fair value	5,471	5,455	16	—

Liabilities
Foreign exchange contracts	0	—	0	—

Total liabilities measured at fair value	¥0	—	0	—

Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis By Level

As of March 31, 2012 and 2013, carrying amounts of assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2012 and 2013, were as follows:

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2012
		Fair Value Measurements at March 31, 2012
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥400	—	400	0	(995)
Assets held for sale	1,471	—	—	1,471	(920)

Total assets measured at fair value	1,871	—	400	1,471

Total gains (losses) for assets held as of March 31, 2012					(1,915)

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2013
		Fair Value Measurements at March 31, 2013
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Non-marketable equity securities	¥8	—	—	8	(12)
Assets held for sale	1,337	—	—	1,337	(134)

Total assets measured at fair value	1,345	—	—	1,345

Total gains (losses) for assets held as of March 31, 2013					(146)

Leases-Lessor (Tables)	12 Months Ended
Mar. 31, 2013
Gross Amount of Machinery and Equipment and Related accumulated Depreciation Under Operating Leases

The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Machinery and equipment	¥8,406	9,419
Less accumulated depreciation	4,841	5,840

	¥3,565	3,579

Future Minimum Lease Income Under Noncancelable Operating Leases

Future minimum lease income under noncancelable operating leases as of March 31, 2013 is as follows:

Year ending March 31	Yen (Millions)
2014	¥1,158
2015	198
2016	32
2017	8
2018	—
Thereafter	—

Total minimum lease income	¥1,396

Leases-Lessee (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Future Minimum Lease Payments

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2013 are as follows:

Year ending March 31	Yen (Millions)
2014	¥871
2015	773
2016	685
2017	403
2018	285
Thereafter	885

3,902
Less sublease income to be received in the future under noncancelable subleases	673

Net minimum lease payments	¥3,229

Short Term Debt and Corporate Bonds (Tables)	12 Months Ended
Mar. 31, 2013
Short Term Debt	Short term debt at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Unsecured borrowing
Weighted average annual interest 0.38%	¥25,000	—

	¥25,000	—

Bonds Interest Rates and Maturity Dates

As of March 31, 2013, the amount, interest rates and maturity dates of unsecured corporate bonds were as follows:

Amount	Interest rate	Maturity date
¥10,000 million	0.416% per annum	May 25, 2015
¥15,000 million	0.606% per annum	May 25, 2017

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Components Of Income Before Income Taxes And Equity

The components of income (loss) before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2011	2012	2013
Income (loss) before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(1,130)	(2,775)	(16,721)
Foreign subsidiaries	6,681	(667)	15,428

	¥5,551	(3,442)	(1,293)

Components Of Provision (Benefit)

	Yen (Millions)
	2011	2012	2013
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥813	555	411
Foreign subsidiaries	1,160	1,841	1,243
Deferred:
The Company and domestic subsidiaries	330	(1,513)	(272)
Foreign subsidiaries	49	(2,123)	1,111

	¥2,352	(1,240)	2,493

Reconciliation Of Statutory And Effective Income Tax Rate

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2011	2012	2013
Statutory rates for expense (benefit)	40.4%	(40.4)%	(37.8)%
Effects on income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(16.2)	12.3	(319.8)
Tax credits	(13.7)	(60.9)	(176.5)
Expenses not deductible for tax purposes	2.6	4.3	11.3
Expiration of stock options	11.0	9.5	16.6
Undistributed earnings of foreign subsidiaries	3.8	(20.0)	(6.0)
Change in valuation allowance	13.0	(92.1)	704.3
Effect of enacted changes in tax laws and rates on Japanese tax	—	149.9	—
Other, net	1.5	1.4	0.7

	42.4%	(36.0)%	192.8%

Schedule Of Deferred Tax Assets And Liabilities

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2012 and 2013 were presented below.

	Yen (Millions)
	2012	2013
Deferred tax assets:
Inventories	¥3,820	3,327
Accrued warranty expenses	722	614
Accrued pension and severance costs	8,426	9,212
Accrued expenses	2,088	1,358
Research and development expenses capitalized for tax purposes	1,807	2,470
Operating loss carryforwards	31,800	38,912
Property, plant and equipment	3,449	3,340
Tax credits	5,873	8,122
Other	1,709	2,059

Total gross deferred tax assets	59,694	69,414
Less valuation allowance	(50,188)	(59,072)

Net deferred tax assets	9,506	10,342

Deferred tax liabilities:
Intangible assets	(1,615)	(2,558)
Net unrealized gains on marketable securities	(676)	(805)
Undistributed earnings of foreign subsidiaries	(932)	(689)
Other	(57)	(43)

Total gross deferred tax liabilities	(3,280)	(4,095)

Net deferred tax assets (liabilities)	¥6,226	6,247

Schedule Of Changes In Valuation Allowance

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥51,289	52,082	50,188
Additions	793	—	8,884
Reductions	—	1,894	—

Balance at end of year	¥52,082	50,188	59,072

Unrecognized Tax Benefits

Unrecognized tax benefits for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Balance at beginning of year	¥—	1,484
Acquisition of Verigy	1,671	—
Increase for tax positions of previous years	148	84
Increase for tax positions of current year	57	0
Settlements	(47)	(58)
Lapse of the applicable statute of limitations	(341)	(248)
Translation adjustments	(4)	156

Balance at end of year	1,484	1,418

Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Accumulated Other Comprehensive Income (Loss)

The accumulated balances for each classification of other comprehensive income (loss), net of tax, for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	Foreign currency translation adjustments	Net unrealized gains (losses) on investment securities	Pension related adjustment	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2010	¥(11,507)	832	(4,184)	—	(14,859)

Change during the year	(3,231)	(311)	(401)	—	(3,943)
Reclassification adjustments	—	252	280	—	532

	(3,231)	(59)	(121)	—	(3,411)

Balance at March 31, 2011	¥(14,738)	773	(4,305)	—	(18,270)

Change during the year	864	(216)	(6,565)	(55)	(5,972)
Reclassification adjustments	558	818	237	55	1,668

	1,422	602	(6,328)	—	(4,304)

Balance at March 31, 2012	¥(13,316)	1,375	(10,633)	—	(22,574)

Change during the year	17,250	165	(2,251)	—	15,164
Reclassification adjustments	—	9	472	—	481

	17,250	174	(1,779)	—	15,645

Balance at March 31, 2013	¥3,934	1,549	(12,412)	—	(6,929)

Schedule Of Comprehensive Income (Loss)

The related tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
Year ended March 31, 2011:
Foreign currency translation adjustments	¥(3,231)	—	(3,231)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(540)	229	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	423	(171)	252

Net unrealized gains (losses)	(117)	58	(59)
Pension related adjustment	(121)	—	(121)
Other comprehensive income (loss)	¥(3,469)	58	(3,411)

Year ended March 31, 2012:
Foreign currency translation adjustments	¥1,422	—	1,422
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(509)	293	(216)
Less reclassification adjustments for net gains (losses) realized in earnings	1,267	(449)	818

Net unrealized gains (losses)	758	(156)	602
Pension related adjustment	(7,191)	863	(6,328)
Other comprehensive income (loss)	¥(5,011)	707	(4,304)

Year ended March 31, 2013:
Foreign currency translation adjustments	¥17,250	—	17,250
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	321	(156)	165
Less reclassification adjustments for net gains (losses) realized in earnings	(1)	10	9

Net unrealized gains (losses)	320	(146)	174
Pension related adjustment	(1,908)	129	(1,779)
Other comprehensive income (loss)	¥15,662	(17)	15,645

Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Stock Option Activity

Stock option activity during the years ended March 31, 2011, 2012 and 2013 was as follows:

	2011		2012		2013
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	3,060,000	¥4,647	1,948,000	¥3,392	4,888,206	¥1,616
Granted	308,000	2,089	4,033,046	1,399	2,521,000	1,207
Exercised	—	—	—	—	(522,297)	880
Expired	(1,262,000)	5,881	(595,840)	5,302	(592,354)	2,590
Forfeited	(158,000)	5,287	(497,000)	2,396	(589,856)	1,461

Outstanding at end of year	1,948,000	3,392	4,888,206	1,616	5,704,699	1,418

Exercisable at end of year	1,640,000	¥3,636	3,585,206	¥1,648	3,222,699	¥1,580

Schedule Of Weighted Average Fair Value Per Share For Stock Options Granted

These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2011	2012	2013
Expected dividend yield	1.6%	0.4%	1.1%
Risk free interest rate	0.2%	0.5%	0.1%
Volatility	45.4%	49.3%	50.7%
Expected life	3.9 years	3.1 years	3.9 years

Schedule Of Outstanding Stock Options

At March 31, 2013, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥620 - ¥1,529	4,765,961	1,303	3.4 years	2,283,961	1,407	2.8 years
¥1,531 - ¥2,748	938,738	2,002	1.5 years	938,738	2,002	1.5 years

	5,704,699	1,418	3.1 years	3,222,699	1,580	2.4 years

Accrued Pension and Severance Costs (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Information About Retirement And Severance Plans

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2011	2012		2013
	Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Components of net periodic benefit cost:
Service cost	¥1,362	1,355	227	1,487	345
Interest cost	724	748	242	689	348
Expected return on plan assets	(486)	(405)	(237)	(299)	(267)
Amortization of unrecognized:
Net actuarial (gain) or loss	487	511	—	790	241
Prior service (benefit) cost	(176)	(172)	—	(168)	—
Other	—	(18)	—	—	—

Net periodic benefit cost	¥1,911	2,019	232	2,499	667

Schedule Of Benefit Obligation, Fair Value Of Plan Assets And Funded Status Of Plan

The following table sets forth the plans’ benefit obligation, fair value of plan assets, funded status at March 31, 2012 and 2013.

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Change in benefit obligation:
Balance at beginning of year	¥34,285	230	38,433	10,214
Service cost	1,355	227	1,487	345
Interest cost	748	242	689	348
Actuarial (gain) or loss	2,464	2,349	3,645	420
Plan amendment	123	—	—	34
Plan participants’ contributions	—	66	—	16
Benefits paid	(542)	(80)	(665)	(548)
Acquisition of Verigy	—	7,518	—	—
Translation adjustments	—	(338)	—	1,103

Balance at end of year	38,433	10,214	43,589	11,932

Change in plan assets:
Balance at beginning of year	20,282	—	19,995	4,636
Employer contributions	1,786	131	1,759	26
Plan participants’ contributions	—	66	—	131
Actual return or (loss) on plan assets	(1,594)	(278)	2,010	297
Benefits paid	(479)	(35)	(557)	(158)
Acquisition of Verigy	—	5,051	—	—
Translation adjustments	—	(299)	—	504

Balance at end of year	19,995	4,636	23,207	5,436

Funded status	¥(18,438)	(5,578)	(20,382)	(6,496)

Schedule Of Amounts Recognized In Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Accrued expenses	¥(183)	(389)	(196)	(107)
Accrued pension and severance costs	(18,255)	(5,189)	(20,186)	(6,389)

	(18,438)	(5,578)	(20,382)	(6,496)

Schedule Of Pension Related Adjustments (Net Of Tax) Recognized In Accumulated Other Comprehensive Income (Loss)

Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss) at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Actuarial loss	¥(9,405)	(1,979)	(10,648)	(2,421)
Prior service benefit	751	—	657	—

	(8,654)	(1,979)	(9,991)	(2,421)

Schedule Of Changes In Pension Related Adjustments (Net Of Tax) Recognized In Other Comprehensive Income (Loss)

Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss) for the year ended March 31, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Current year actuarial gain (loss)	¥(4,463)	(1,979)	(1,934)	(317)
Amortization of actuarial gain	243	—	691	162
Current year prior service benefit	(123)	—	—	—
Amortization of prior service benefit and other	(6)	—	(94)	—
Translation adjustments	—	—	—	(287)

	(4,349)	(1,979)	(1,337)	(442)

Schedule Of Estimated Prior Service Cost And Actuarial Loss For Defined Benefit Pension Plans

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

	Yen (Millions)
	Japanese Plans	Non-Japanese plans
Actuarial loss	¥919	¥276
Prior service benefit	(168)	—

	751	276

Schedule Of Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Projected benefit obligation	¥38,433	10,214	43,589	11,932
Accumulated benefit obligation	37,531	8,638	42,573	10,076
Fair value of plan assets	19,995	4,636	23,207	5,436

Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2012		2013
	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	1.8%	3.7%	1.3%	3.5%
Rate of compensation increase	3.0%	2.8%	3.0%	2.6%

Schedule Of Weighted-Average Assumptions Used To Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2011	2012		2013
	Japanese plans	Japanese plans	Non-Japanese plans	Japanese plans	Non-Japanese plans
Discount rate	2.2%	2.2%	4.8%	1.8%	3.7%
Expected return on plan assets	2.5%	2.0%	6.6%	1.5%	5.7%
Rate of compensation increase	3.0%	3.0%	2.8%	3.0%	2.8%

Schedule Of Weighted-Average Asset Allocation Of Domestic Benefit Plans

Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 and 2013 by asset category were as follows:

	2012	2013	Target
Equity securities	39.1%	34.5%	30.0%
Debt securities	26.9	30.1	35.0
Cash	5.6	9.5	2.0
Life insurance company general accounts	16.3	13.0	13.0
Other	12.1	12.9	20.0

	100.0%	100.0%	100.0%

Non-Japanese benefit plans’ weighted-average asset allocation at March 31, 2012 and 2013 by asset category were as follows:

	2012	2013	Target
Equity securities	38.4%	42.8%	43.6%
Debt securities	12.3	35.1	35.8
Cash	42.4	18.2	16.7
Other	6.9	3.9	3.9

	100.0%	100.0%	100.0%

Schedule Of Changes In Level 3 Plan Assets

Changes in the Level 3 plan assets for the years ended March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
	Hedge funds	Hedge funds
Balance at beginning of year	¥1,433	1,137
Net realized / unrealized gain (loss)	(1,572)	23
Purchases, issuances and settlements	1,276	(147)
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,137	1,013

Schedule Of Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
	Japanese plans	Non-Japanese plans
2014	¥850	145
2015	929	175
2016	1,017	113
2017	1,136	240
2018	1,258	208
2019 through 2023	9,264	2,091

Japanese Plans
Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs

Japanese benefit plans’ asset allocation at March 31, 2012 and 2013 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,110	1,110	—	—
Equity securities:
Japanese companies	1,509	1,509	—	—
Pooled funds (a)	6,319	—	6,319	—
Debt securities:
Pooled funds (b)	5,375	—	5,375	—
Hedge funds (c)	2,415	—	1,278	1,137
Life insurance company general accounts	3,267	—	3,267	—

Total	19,995	2,619	16,239	1,137

(a)	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies’ equity.
(b)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	2,202	2,202	—	—
Equity securities:
Japanese companies	1,379	1,379	—	—
Pooled funds (d)	6,633	—	6,633	—
Debt securities:
Pooled funds (e)	6,975	—	6,975	—
Hedge funds (f)	2,993	—	1,980	1,013
Life insurance company general accounts	3,025	—	3,025	—

Total	23,207	3,581	18,613	1,013

(d)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies.
(e)	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.

Non-Japanese Plans
Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs

Non-Japanese benefit plan asset allocation at March 31, 2012 and 2013 by asset level were as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (a)	1,967	1,967	—	—
Equity securities:
Pooled funds (b)	1,779	—	1,779	—
Debt securities:
Pooled funds (c)	571	—	571	—
Commodities	319	—	319	—

Total	4,636	1,967	2,669	—

(a)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(b)	These funds invested in listed equity securities consisting of foreign equities.
(c)	These funds invested in international bonds.

		Yen (Millions)
		Fair Value Measurements at March 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents (d)	992	992	—	—
Equity securities:
Pooled funds (e)	2,326	—	2,326	—
Debt securities:
Pooled funds (f)	1,910	—	1,910	—
Commodities	208	—	208	—

Total	5,436	992	4,444	—

(d)	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
(e)	These funds invested in listed equity securities consisting of foreign equities.
(f)	These funds invested in international bonds.

Stockholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Changes In Number Of Shares Issued And Treasury Stock

Changes in the number of shares issued and treasury stock during the years ended March 31, 2011, 2012 and 2013 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2010	199,566,770	20,845,178

Purchase of shares	—	5,449,721
Sale of shares	—	(80)

Number of shares as of March 31, 2011	199,566,770	26,294,819

Purchase of shares	—	899
Sale of shares	—	(328)

Number of shares as of March 31, 2012	199,566,770	26,295,390

Purchase of shares	—	671
Exercise of stock options	—	(522,297)
Sale of shares	—	(76)

Number of shares as of March 31, 2013	199,566,770	25,773,688

Accrued Warranty Expenses (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Changes In Accrued Warranty Expenses

Changes in accrued warranty expenses for the years ended March 31, 2011, 2012 and 2013 were summarized as follows:

	Yen (Millions)
	2011	2012	2013
Balance at beginning of year	¥2,802	1,754	2,129
Acquisition of Verigy	—	209	—
Addition	2,653	3,432	3,172
Reduction	(3,693)	(3,269)	(3,474)
Translation adjustments	(8)	3	62

Balance at end of year	¥1,754	2,129	1,889

Operating Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Reportable Operating Segment Information

Reportable operating segment information during the years ended March 31, 2011, 2012 and 2013 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income					6,111

Expenditures for additions to long-lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income					837

Expenditures for additions to long-lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226

As of and for the year ended March 31, 2013:
Net sales to unaffiliated customers	¥99,719	13,107	20,077	—	132,903
Inter-segment sales	1,400	546	—	(1,946)	—

Net sales	101,119	13,653	20,077	(1,946)	132,903
Depreciation and amortization	3,423	486	3,690	464	8,063
Operating income (loss) before stock option compensation expenses	10,956	(4,614)	775	(6,176)	941
Adjustment:
Stock based compensation expense					861

Operating income					80

Expenditures for additions to long-lived assets	3,530	4,565	4,356	141	12,592
Total assets	99,168	18,242	36,065	72,040	225,515

Schedule Of Net Sales To Unaffiliated Customers

Net sales to unaffiliated customers for the years ended March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Japan	22,398	16,095	14,045
Americas	9,278	29,742	20,583
Europe	2,252	7,015	9,061
Asia	65,706	88,196	89,214

Total	99,634	141,048	132,903

Schedule Of Long-Lived Assets

Property, plant and equipment as of March 31, 2011, 2012 and 2013 were as follows:

	Yen (Millions)
	2011	2012	2013
Japan	¥29,280	28,234	27,336
Americas	281	1,073	2,693
Europe	563	1,582	2,106
Asia	1,754	3,317	9,233

Total	¥31,878	34,206	41,368

Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Related Party Transactions

Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2011	2012	2013
Sales of products	¥2,461	1,847	1,128
Purchases of raw materials	4,622	6,155	3,757
Receivables	696	459	338
Payables	2,717	2,653	1,255
Purchases of software, hardware and others	442	95	66
Research and development expenses, computer rentals, maintenance and other expenses	1,779	1,976	1,634

Per Share Data (Tables)	12 Months Ended
Mar. 31, 2013
Schedule Of Computation Of Basic And Diluted Net Income (Loss) Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2011	2012	2013
Numerator:
Net income (loss)	¥3,163	(2,195)	(3,821)

Denominator:
Basic weighted average shares of common stock outstanding	175,481,854	173,271,717	173,478,054
Dilutive effect of exercise of stock options	13,604	—	—

Diluted weighted average shares of common stock outstanding	175,495,458	173,271,717	173,478,054

Basic net income (loss) per share	¥18.03	(12.67)	(22.03)
Diluted net income (loss) per share	18.03	(12.67)	(22.03)

Description Of Business And Summary Of Significant Accounting Policies And Practices - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8 years
Shipping and Handling Costs	¥ 1,564	¥ 1,409	¥ 929
Advertising costs	497	178	104
Benefits from tax positions likelihood of being realized upon settlement, percentage	50.00%
Foreign exchange gains (losses)	¥ (1,427)	¥ (2,319)	¥ (508)
Building | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	15 years
Building | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	50 years
Machinery and Equipment | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	4 years
Machinery and Equipment | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	10 years
Furniture and Fixtures | Minimum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	2 years
Furniture and Fixtures | Maximum
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Depreciation period for assets, in years	5 years
Customer Relationships
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8 years
Patented Technologies
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	9 years
Developed Technologies
Description Of Business And Summary Of Significant Accounting Policies And Practices [Line Items]
Weighted average amortization period for intangible assets, in years	8 years

Business Combinations - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2013 Verigy	Mar. 31, 2012 Verigy JPY (¥)	Jul. 04, 2011 Verigy USD ($)
Business Acquisition [Line Items]
Business Acquisition date			Jul 4, 2011
Cash paid per share to acquire outstanding ordinary shares					$ 15
Acquisition-related costs	¥ 1,285	¥ 656
Net sales				27,449
Loss before income taxes				¥ 5,181

Business Combinations (Summary Of Total Purchase Price) (Detail) (JPY ¥) In Millions, unless otherwise specified	Jul. 04, 2011
Business Combinations [Abstract]
Cash paid	¥ 77,661
Assumed stock options	1,068
Purchase Price	¥ 78,729

Business Combinations (Summary Of Allocation Of Purchase Price Based On Preliminary Estimate Of Fair Value Of Assets Acquired And Liabilities Assumed) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Jul. 04, 2011
Assets acquired and liabilities assumed
Cash and cash equivalents	¥ 20,516
Trade receivable, net	2,104
Inventories	11,013
Property, plant and equipment	3,316
Intangible assets	16,899
Goodwill	35,140
Other assets	20,145
Trade accounts payable	(3,136)
Other liabilities	(27,268)
Net assets acquired	78,729
Purchase Price	¥ 78,729

Business Combinations (Summary Of Pro Forma Information From Acquisition) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Business Combinations [Abstract]
Pro forma net sales	¥ 149,916
Pro forma income (loss) before income taxes	¥ (1,866)

Trade Receivables (Schedule Of Trade Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Trade Receivables [Abstract]
Notes	¥ 2,570	¥ 157
Accounts	24,437	24,037
Trade receivables, gross	27,007	24,194
Less allowance for doubtful accounts	54	75
Trade receivables, net	¥ 26,953	¥ 24,119

Allowance For Doubtful Accounts (Changes In Allowance For Doubtful Accounts) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 75	¥ 67	¥ 159
Provision for (reversal of) allowance	(13)	8	(88)
Amounts written off	(8)		(4)
Balance at end of year	¥ 54	¥ 75	¥ 67

Inventories (Schedule Of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventories [Abstract]
Finished goods	¥ 6,485	¥ 8,318
Work in process	11,378	11,303
Raw materials and supplies	13,986	10,215
Inventories	¥ 31,849	¥ 29,836

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant And Equipment [Abstract]
Land	¥ 14,557	¥ 14,035
Buildings	26,213	24,383
Machinery and equipment	24,071	20,595
Tools, furniture and fixtures	16,191	14,216
Construction in progress	4,205	363
Property, plant and equipment, gross	85,237	73,592
Less accumulated depreciation	43,869	39,386
Property, plant and equipment, net	¥ 41,368	¥ 34,206	¥ 31,878

Property, Plant and Equipment - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 5,778	¥ 4,326	¥ 3,977

Goodwill And Other Intangible Assets (Components Of Intangible Assets Excluding Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	¥ 19,379	¥ 17,224
Intangible assets not subject to amortization, Gross carrying amount	1,813	1,950
Intangible assets, Gross carrying amount	21,192	19,174
Intangible assets subject to amortization, Accumulated amortization	5,359	3,380
Software
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,306	2,704
Intangible assets subject to amortization, Accumulated amortization	1,624	1,998
Customer Relationships
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,549	2,227
Intangible assets subject to amortization, Accumulated amortization	573	215
Patented Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	4,995	4,365
Intangible assets subject to amortization, Accumulated amortization	1,037	389
Developed Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	7,524	6,238
Intangible assets subject to amortization, Accumulated amortization	1,652	603
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets subject to amortization, Gross carrying amount	2,005	1,690
Intangible assets subject to amortization, Accumulated amortization	473	175
In-Process Technologies
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets not subject to amortization, Gross carrying amount	1,589	1,726
Other Intangible Assets
Intangible Assets Excluding Goodwill [Line Items]
Intangible assets not subject to amortization, Gross carrying amount	¥ 224	¥ 224

Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	¥ 2,285	¥ 2,512	¥ 232
Estimated amortization expense in 2014	2,333
Estimated amortization expense in 2015	2,411
Estimated amortization expense in 2016	2,321
Estimated amortization expense in 2017	2,109
Estimated amortization expense in 2018	1,899
Goodwill	¥ 41,670	¥ 36,496	¥ 645

Goodwill And Other Intangible Assets (Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Goodwill [Line Items]
Balance at beginning of year	¥ 36,496	¥ 645
Acquisition of Verigy		35,140
Translation adjustments	5,174	711
Balance at end of year	41,670	36,496
Semiconductor And Component Test System Business
Goodwill [Line Items]
Balance at beginning of year	21,911	645
Acquisition of Verigy		20,844
Translation adjustments	3,069	422
Balance at end of year	24,980	21,911
Services Support And Others
Goodwill [Line Items]
Balance at beginning of year	14,585
Acquisition of Verigy		14,296
Translation adjustments	2,105	289
Balance at end of year	¥ 16,690	¥ 14,585

Investment Securities (Schedule Of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses And Fair Value Of Available-For-Sale Securities) (Detail) (Equity Securities, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Acquisition cost	¥ 3,079	¥ 3,422
Gross unrealized gains	2,377	2,248
Gross unrealized losses	1	191
Fair value	¥ 5,455	¥ 5,479

Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Investment Securities [Line Items]
Proceeds from sale of available-for-sale securities	¥ 425	¥ 10,717
Gross realized gains on available-for-sale securities	388	19
Other-than-temporarily impairment losses on available for sale	388	1,259	426
Carrying amounts of non-marketable equity securities	468	450
Other non-marketable equity securities lack readily determinable fair values	460	50
Non-marketable equity securities with a purchase cost	20	1,395	98
Non-marketable equity securities written down to fair value	8	400	12
Other-than-temporarily impairment losses Non-marketable equity securities	¥ 12	¥ 995	¥ 86

Investment Securities (Schedule Of Individual Securities Have Been In Continuous Unrealized Loss Position) (Detail) (Equity Securities, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months		¥ 825
Gross unrealized losses, Less than 12 months		178
Fair value, 12 months or longer	5	179
Gross unrealized losses, 12 months or longer	¥ 1	¥ 13

Derivative Financial Instruments - Additional Information (Detail) (Derivatives Not Designated as Hedging Instruments, Forward Contracts, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives Not Designated as Hedging Instruments | Forward Contracts
Derivative [Line Items]
Notional amounts of outstanding forward contracts for foreign currency purchases		¥ 653
Notional amounts of outstanding forward contracts for foreign currency sales	¥ 147	¥ 280

Derivative Financial Instruments (Fair Value Of Derivative Contracts) (Detail) (Derivatives Not Designated as Hedging Instruments, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Current Assets
Derivatives, Fair Value [Line Items]
Assets, Foreign exchange contracts	¥ 16	¥ 21
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Liabilities, Foreign exchange contracts	¥ 0	¥ 0

Derivative Financial Instruments (Effect Of Derivative Instruments On Consolidated Statements of Operations) (Detail) (Derivatives Not Designated as Hedging Instruments, Foreign Exchange Contract, Other Income (Expense), JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivatives Not Designated as Hedging Instruments | Foreign Exchange Contract | Other Income (Expense)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivatives	¥ (96)	¥ 630	¥ 223

Fair Value Measurement (Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	¥ 5,455	¥ 5,479
Financial assets, Foreign exchange contracts	16	21
Financial liabilities, Foreign exchange contracts	0	0
Financial liabilities, Corporate bonds	25,000
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	5,455	5,479
Financial assets, Foreign exchange contracts	16	21
Financial liabilities, Foreign exchange contracts	0	0
Financial liabilities, Corporate bonds	¥ 25,026

Fair Value Measurement (Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis By Level) (Detail) (Fair Value, Measurements, Recurring, JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	¥ 5,455	¥ 5,479
Financial assets, Foreign exchange contracts	16	21
Total assets measured at fair value	5,471	5,500
Financial liabilities, Foreign exchange contracts	0	0
Total liabilities measured at fair value	0	0
Quoted Prices in Active Markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Assets, Available-for-sale equity securities	5,455	5,479
Total assets measured at fair value	5,455	5,479
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, Foreign exchange contracts	16	21
Total assets measured at fair value	16	21
Financial liabilities, Foreign exchange contracts	0	0
Total liabilities measured at fair value	¥ 0	¥ 0

Fair Value Measurement (Carrying Amount Of Financial Assets And Liabilities Measured At Fair Value On Nonrecurring Basis By Level) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	¥ (146)	¥ (1,915)
Non Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(12)	(995)
Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(134)	(920)
Fair Value Measurement on Nonrecurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	1,345	1,871
Fair Value Measurement on Nonrecurring Basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		400
Fair Value Measurement on Nonrecurring Basis | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	1,345	1,471
Fair Value Measurement on Nonrecurring Basis | Non Marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	8	400
Fair Value Measurement on Nonrecurring Basis | Non Marketable Equity Securities | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value		400
Fair Value Measurement on Nonrecurring Basis | Non Marketable Equity Securities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	8	0
Fair Value Measurement on Nonrecurring Basis | Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	1,337	1,471
Fair Value Measurement on Nonrecurring Basis | Assets Held-for-sale | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	¥ 1,337	¥ 1,471

Fair Value Measurement - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurement on Nonrecurring Basis
Fair Value Measurement [Line Items]
Assets measured at fair value	¥ 1,345	¥ 1,871
Fair Value Measurement on Nonrecurring Basis | Assets Held-for-sale
Fair Value Measurement [Line Items]
Assets measured at fair value	1,337	1,471
Other Current Assets
Fair Value Measurement [Line Items]
Land classified as asset held for sale	¥ 1,144

Leases-Lessor - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013 Y
Leases Disclosure [Line Items]
Operating lease term, minimum, years	1
Operating lease term, maximum, years	5

Leases-Lessor (Gross Amount Of Machinery And Equipment And Related Accumulated Depreciation Under Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Leases-Lessor [Abstract]
Machinery and equipment	¥ 9,419	¥ 8,406
Less accumulated depreciation	5,840	4,841
Machinery and equipment under operating leases, net	¥ 3,579	¥ 3,565

Leases-Lessor (Future Minimum Lease Income Under Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases-Lessor [Abstract]
2014	¥ 1,158
2015	198
2016	32
2017	8
2018
Thereafter
Total minimum lease income	¥ 1,396

Leases-Lessee - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases Disclosure [Line Items]
Rent expense	¥ 1,800	¥ 1,565	¥ 1,122

Leases-Lessee (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases-Lessee [Abstract]
2014	¥ 871
2015	773
2016	685
2017	403
2018	285
Thereafter	885
Total minimum lease payments	3,902
Less sublease income to be received in the future under noncancelable subleases	673
Net minimum lease payments	¥ 3,229

Short Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Short-term Debt [Line Items]
Short term debt	¥ 25,000
Unsecured Borrowings
Short-term Debt [Line Items]
Short term debt	¥ 25,000

Short Term Debt (Parenthetical) (Detail)	Mar. 31, 2012
Short-term Debt [Line Items]
Weighted average annual interest	0.38%

Bonds Interest Rates and Maturity Dates (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Unsecured Corporate Bonds, Matured in 2015
Debt Instrument [Line Items]
Amount	¥ 10,000
Interest rate	0.42%
Maturity date	May 25, 2015
Unsecured Corporate Bonds, Matured in 2017
Debt Instrument [Line Items]
Amount	¥ 15,000
Interest rate	0.61%
Maturity date	May 25, 2017

Income Taxes (Components Of Income Before Income Taxes And Equity) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
The Company and domestic subsidiaries	¥ (16,721)	¥ (2,775)	¥ (1,130)
Foreign subsidiaries	15,428	(667)	6,681
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	¥ (1,293)	¥ (3,442)	¥ 5,551

Income Taxes (Components Of Provision (Benefit)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Current Provision (benefit), The Company and domestic subsidiaries	¥ 411	¥ 555	¥ 813
Current Provision (benefit), Foreign subsidiaries	1,243	1,841	1,160
Deferred Provision (benefit), The Company and domestic subsidiaries	(272)	(1,513)	330
Deferred Provision (benefit), Foreign subsidiaries	1,111	(2,123)	49
Total Provision (benefit) for income taxes	¥ 2,493	¥ (1,240)	¥ 2,352

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax Contingency [Line Items]
Statutory income tax rate	(37.80%)	(40.40%)	40.40%
Unrecognized deferred tax liabilities	¥ 9,697	¥ 6,712
Deferred tax liability, undistributed earnings	1,426	1,134
Deferred tax assets	7,639	7,337
Deferred tax liabilities	1,392	1,111
Net operating loss carry forwards	118,205
Net operating loss carryforwards utilized	14,728	25	554
Unrecognized tax benefits that would reduce the effective tax rate, if recognized	1,418
Period in which changes to unrecognized tax benefits is not expected, months	12
Japan
Income Tax Contingency [Line Items]
Open tax years	2007
Taiwan
Income Tax Contingency [Line Items]
Open tax years	2011
United States
Income Tax Contingency [Line Items]
Open tax years	2009
First Amendment
Income Tax Contingency [Line Items]
Statutory income tax rate	37.80%
Effective income tax amended rate start date	Apr 1, 2012
Second Amendment
Income Tax Contingency [Line Items]
Statutory income tax rate	35.40%
Effective income tax amended rate start date	Apr 1, 2015
SINGAPORE
Income Tax Contingency [Line Items]
Statutory income tax rate	17.00%	17.00%
Japanese Plans
Income Tax Contingency [Line Items]
Net operating loss carry forwards	98,605
Japanese Plans | Minimum
Income Tax Contingency [Line Items]
Expiration of Operating loss	March 31, 2015
Japanese Plans | Maximum
Income Tax Contingency [Line Items]
Expiration of Operating loss	March 31, 2022
Net Operating Losses With No Expiration Dates
Income Tax Contingency [Line Items]
Net operating loss carry forwards	15,515
Net Operating Losses With Expiration Dates
Income Tax Contingency [Line Items]
Net operating loss carry forwards	¥ 4,085
Net Operating Losses With Expiration Dates | Maximum
Income Tax Contingency [Line Items]
Expiration of Operating loss	March 31, 2032

Income Taxes (Reconciliation Of Statutory And Effective Income Tax Rate) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Statutory rates for expense (benefit)	(37.80%)	(40.40%)	40.40%
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	(319.80%)	12.30%	(16.20%)
Tax credits	(176.50%)	(60.90%)	(13.70%)
Expenses not deductible for tax purposes	11.30%	4.30%	2.60%
Expiration of stock options	16.60%	9.50%	11.00%
Undistributed earnings of foreign subsidiaries	(6.00%)	(20.00%)	3.80%
Change in valuation allowance	704.30%	(92.10%)	13.00%
Effect of enacted changes in tax laws and rates on Japanese tax		149.90%
Other, net	0.70%	1.40%	1.50%
Total Income tax rate	192.80%	(36.00%)	42.40%

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Deferred tax assets, Inventories	¥ 3,327	¥ 3,820
Deferred tax assets, Accrued warranty expenses	614	722
Deferred tax assets, Accrued pension and severance costs	9,212	8,426
Deferred tax assets, Accrued expenses	1,358	2,088
Deferred tax assets, Research and development expenses capitalized for tax purposes	2,470	1,807
Deferred tax assets, Operating loss carryforwards	38,912	31,800
Deferred tax assets, Property, plant and equipment	3,340	3,449
Deferred tax assets, Tax credits	8,122	5,873
Deferred tax assets, Other	2,059	1,709
Total gross deferred tax assets	69,414	59,694
Less valuation allowance	(59,072)	(50,188)
Net deferred tax assets	10,342	9,506
Deferred tax liabilities, Intangible assets	(2,558)	(1,615)
Deferred tax liabilities, Net unrealized gains on marketable securities	(805)	(676)
Deferred tax liabilities, Undistributed earnings of foreign subsidiaries	(689)	(932)
Deferred tax liabilities, Other	(43)	(57)
Total gross deferred tax liabilities	(4,095)	(3,280)
Net deferred tax assets (liabilities)	¥ 6,247	¥ 6,226

Income Taxes (Schedule Of Changes In Valuation Allowance) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Balance at beginning of year	¥ 50,188	¥ 52,082	¥ 51,289
Additions	8,884		793
Reductions		1,894
Balance at end of year	¥ 59,072	¥ 50,188	¥ 52,082

Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 1,484
Acquisition of Verigy		1,671
Increase for tax positions of previous years	84	148
Increase for tax positions of current year	0	57
Settlements	(58)	(47)
Lapse of the applicable statute of limitations	(248)	(341)
Translation adjustments	156	(4)
Balance at end of year	¥ 1,418	¥ 1,484

Other Comprehensive Income (Loss) (Schedule Of Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Beginning Balance	¥ (13,316)	¥ (14,738)	¥ (11,507)
Foreign currency translation adjustments, Change during the year	17,250	864	(3,231)
Foreign currency translation adjustments, Reclassification adjustments		558
Foreign currency translation adjustments	17,250	1,422	(3,231)
Foreign currency translation adjustments, Ending Balance	3,934	(13,316)	(14,738)
Net unrealized gains (losses) on securities, Beginning Balance	1,375	773	832
Net unrealized gains (losses) on securities, Change during the year	165	(216)	(311)
Net unrealized gains (losses) on securities, Reclassification adjustments for realized portion	9	818	252
Net unrealized gains (losses) arising during the year	174	602	(59)
Net unrealized gains (losses) on securities, Ending Balance	1,549	1,375	773
Pension related adjustment, Beginning Balance	(10,633)	(4,305)	(4,184)
Pension related adjustment, Change during the year	(2,251)	(6,565)	(401)
Pension related adjustment, Reclassification adjustments for realized portion	472	237	280
Pension related adjustment	(1,779)	(6,328)	(121)
Pension related adjustment, Closing Balance	(12,412)	(10,633)	(4,305)
Net unrealized gains (losses) on derivative instruments, Beginning Balance
Net unrealized gains (losses) on derivative instruments, Change during the year		(55)
Net unrealized gains (losses) on derivative instruments, Reclassification adjustments		55
Net unrealized gains (losses) on derivative instruments
Net unrealized gains (losses) on derivative instruments, Ending Balance
Accumulated other comprehensive income (loss), net of tax, Beginning Balance	(22,574)	(18,270)	(14,859)
Accumulated other comprehensive income (loss), Change during the year	15,164	(5,972)	(3,943)
Accumulated other comprehensive income (loss), Reclassification adjustments for realized portion	481	1,668	532
Total other comprehensive income (loss)	15,645	(4,304)	(3,411)
Accumulated other comprehensive income (loss), net of tax, Ending Balance	¥ (6,929)	¥ (22,574)	¥ (18,270)

Other Comprehensive Income (Loss) (Schedule Of Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Comprehensive Income (Loss), before Tax [Abstract]
Foreign currency translation adjustments, Before-tax amount	¥ 17,250	¥ 1,422	¥ (3,231)
Net unrealized gains (losses) arising during the year, Before-tax amount	321	(509)	(540)
Less reclassification adjustments for net gains (losses) realized in earnings, Before-tax amount	(1)	1,267	423
Net unrealized gains (losses), Before-tax amount	320	758	(117)
Pension related adjustment, Before-tax amount	(1,908)	(7,191)	(121)
Other comprehensive income (loss), Before-tax amount	15,662	(5,011)	(3,469)
Foreign currency translation adjustments, Tax (expense) or benefit
Net unrealized gains (losses) arising during the year, Tax (expense) or benefit	(156)	293	229
Less reclassification adjustments for net gains (losses) realized in earnings, Tax (expense) or benefit	10	(449)	(171)
Net unrealized gains (losses), Tax (expense) or benefit	(146)	(156)	58
Pension related adjustment, Tax (expense) or benefit	129	863
Other comprehensive income (loss), Tax (expense) or benefit	(17)	707	58
Foreign currency translation adjustments, Net-of-tax amount	17,250	1,422	(3,231)
Net unrealized gains (losses) arising during the year, Net-of-tax amount	165	(216)	(311)
Less reclassification adjustments for net gains (losses) realized in earnings, Net-of-tax amount	9	818	252
Net unrealized gains (losses), Net-of-tax amount	174	602	(59)
Pension related adjustment, Net-of-tax amount	(1,779)	(6,328)	(121)
Total other comprehensive income (loss)	¥ 15,645	¥ (4,304)	¥ (3,411)

Stock-Based Compensation - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of times the average price of common shares of the preceding month on the date of grant	1.05
Stock options, exercise period, years	4 years
Number of types of stock options granted with varying exercise prices and exercise periods to the directors and employees under a stock option plan approved by the Board of Directors	89
Stock options granted	2,521,000	4,033,046	308,000
Stock based compensation expense	¥ 861	¥ 583	¥ 165
Tax related benefit	235	153	61
Deferred tax assets	214	328
Weighted average fair value per share for stock options granted	¥ 347	¥ 448	¥ 535
Total fair value of shares vested	583	1,244	141
Cash proceeds from options exercised	472
Total intrinsic values of options exercised	131
Options outstanding, aggregate intrinsic value	523
Options exercisable, aggregate intrinsic value	¥ 178
Verigy
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	2,387,046
Exercise price of options granted, lower limit	¥ 620
Exercise price of options granted, upper limit	¥ 2,748
Verigy | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of stock options	Jul 29, 2011
Verigy | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of stock options	Jan 31, 2018

Stock-Based Compensation (Schedule Of Stock Option Activity) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock-Based Compensation [Abstract]
Number of shares, Outstanding at beginning of year	4,888,206	1,948,000	3,060,000
Number of shares, Granted	2,521,000	4,033,046	308,000
Number of shares, Exercised	(522,297)
Number of shares, Expired	(592,354)	(595,840)	(1,262,000)
Number of shares, Forfeited	(589,856)	(497,000)	(158,000)
Number of shares, Outstanding at end of year	5,704,699	4,888,206	1,948,000
Number of shares, Exercisable at end of year	3,222,699	3,585,206	1,640,000
Weighted average exercise price
Weighted average exercise price, Outstanding at beginning of year	¥ 1,616	¥ 3,392	¥ 4,647
Weighted average exercise price, Granted	¥ 1,207	¥ 1,399	¥ 2,089
Weighted average exercise price, Exercised	¥ 880
Weighted average exercise price, Expired	¥ 2,590	¥ 5,302	¥ 5,881
Weighted average exercise price, Forfeited	¥ 1,461	¥ 2,396	¥ 5,287
Weighted average exercise price, Outstanding at end of year	¥ 1,418	¥ 1,616	¥ 3,392
Weighted average exercise price, Exercisable at end of year	¥ 1,580	¥ 1,648	¥ 3,636

Stock-Based Compensation (Schedule Of Weighted Average Fair Value Per Share For Stock Options Granted) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock-Based Compensation [Abstract]
Expected dividend yield	1.10%	0.40%	1.60%
Risk free interest rate	0.10%	0.50%	0.20%
Volatility	50.70%	49.30%	45.40%
Expected life, years	3 years 10 months 24 days	3 years 1 month 6 days	3 years 10 months 24 days

Stock-Based Compensation (Schedule of Outstanding Stock Options) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	5,704,699	4,888,206	1,948,000	3,060,000
Weighted average exercise price, Outstanding	¥ 1,418	¥ 1,616	¥ 3,392	¥ 4,647
Weighted average remaining contractual life, Outstanding, years	3 years 1 month 6 days
Number of options, Exercisable	3,222,699	3,585,206	1,640,000
Weighted average exercise price, Exercisable	¥ 1,580	¥ 1,648	¥ 3,636
Weighted average remaining contractual life, Exercisable, years	2 years 4 months 24 days
620 - 1,529
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 620
Exercise price, upper range limit	¥ 1,529
Number of options, Outstanding	4,765,961
Weighted average exercise price, Outstanding	¥ 1,303
Weighted average remaining contractual life, Outstanding, years	3 years 4 months 24 days
Number of options, Exercisable	2,283,961
Weighted average exercise price, Exercisable	¥ 1,407
Weighted average remaining contractual life, Exercisable, years	2 years 9 months 18 days
1,531 - 2,748
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower range limit	¥ 1,531
Exercise price, upper range limit	¥ 2,748
Number of options, Outstanding	938,738
Weighted average exercise price, Outstanding	¥ 2,002
Weighted average remaining contractual life, Outstanding, years	1 year 6 months
Number of options, Exercisable	938,738
Weighted average exercise price, Exercisable	¥ 2,002
Weighted average remaining contractual life, Exercisable, years	1 year 6 months

Accrued Pension And Severance Costs (Schedule Of Information About Retirement And Severance Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Service cost	¥ 1,487	¥ 1,355	¥ 1,362
Interest cost	689	748	724
Expected return on plan assets	(299)	(405)	(486)
Amortization of unrecognized, Net actuarial (gain) or loss	790	511	487
Amortization of unrecognized, Prior service (benefit) cost	(168)	(172)	(176)
Other		(18)
Net periodic benefit cost	2,499	2,019	1,911
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Service cost	345	227
Interest cost	348	242
Expected return on plan assets	(267)	(237)
Amortization of unrecognized, Net actuarial (gain) or loss	241
Net periodic benefit cost	¥ 667	¥ 232

Accrued Pension And Severance Costs (Schedule Of Benefit Obligation, Fair Value Of Plan Assets And Funded Status Of Plan) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	¥ 38,433	¥ 34,285
Change in benefit obligation, Service cost	1,487	1,355	1,362
Change in benefit obligation, Interest cost	689	748	724
Change in benefit obligation, Actuarial (gain) or loss	3,645	2,464
Change in benefit obligation, Plan amendment		123
Change in benefit obligation, Benefits paid	(665)	(542)
Change in benefit obligation, Balance at end of year	43,589	38,433	34,285
Change in plan assets, Balance at beginning of year	19,995	20,282
Change in plan assets, Employer contributions	1,759	1,786
Change in plan assets, Actual return on plan assets	2,010	(1,594)
Change in plan assets, Benefits paid	(557)	(479)
Change in plan assets, Balance at end of year	23,207	19,995	20,282
Funded status	(20,382)	(18,438)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	10,214	230
Change in benefit obligation, Service cost	345	227
Change in benefit obligation, Interest cost	348	242
Change in benefit obligation, Actuarial (gain) or loss	420	2,349
Change in benefit obligation, Plan amendment	34
Change in benefit obligation, Plan participants' contributions	16	66
Change in benefit obligation, Benefits paid	(548)	(80)
Change in benefit obligation, Acquisition		7,518
Change in benefit obligation, Foreign currency exchange rate changes	1,103	(338)
Change in benefit obligation, Balance at end of year	11,932	10,214
Change in plan assets, Balance at beginning of year	4,636
Change in plan assets, Employer contributions	26	131
Change in plan assets, Plan participants' contributions	131	66
Change in plan assets, Actual return on plan assets	297	(278)
Change in plan assets, Benefits paid	(158)	(35)
Change in plan assets, Acquisition		5,051
Change in plan assets, Foreign currency exchange rate changes	504	(299)
Change in plan assets, Balance at end of year	5,436	4,636
Funded status	¥ (6,496)	¥ (5,578)

Accrued Pension And Severance Costs (Schedule Of Amounts Recognized In Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	¥ (196)	¥ (183)
Accrued pension and severance costs	(20,186)	(18,255)
Amounts recognized in the consolidated balance sheets	(20,382)	(18,438)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Accrued expenses	(107)	(389)
Accrued pension and severance costs	(6,389)	(5,189)
Amounts recognized in the consolidated balance sheets	¥ (6,496)	¥ (5,578)

Accrued Pension And Severance Costs (Schedule Of Pension Related Adjustments (Net Of Tax) Recognized In Accumulated Other Comprehensive Income (Loss)) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ (10,648)	¥ (9,405)
Prior service benefit	657	751
Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss)	(9,991)	(8,654)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	(2,421)	(1,979)
Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss)	¥ (2,421)	¥ (1,979)

Accrued Pension And Severance Costs (Schedule Of Changes In Pension Related Adjustments (Net of Tax) Recognized In Other Comprehensive Income (Loss)) (Detail) (JPY ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accrued Pension And Severance Costs [Abstract]
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	¥ 1,908	¥ 7,191	¥ 121
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(1,934)	(4,463)
Amortization of actuarial gain	691	243
Current year prior service benefit		(123)
Amortization of prior service benefit and other	(94)	(6)
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	(1,337)	(4,349)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Current year actuarial gain (loss)	(317)	(1,979)
Amortization of actuarial gain	162
Translation adjustments	(287)
Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss)	¥ (442)	¥ (1,979)

Accrued Pension And Severance Costs (Schedule Of Estimated Prior Service Cost And Actuarial Loss For Defined Benefit Pension Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	¥ 919
Prior service benefit	(168)
Estimated prior service cost and actuarial loss for the defined benefit pension plans	751
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Actuarial loss	276
Estimated prior service cost and actuarial loss for the defined benefit pension plans	¥ 276

Accrued Pension and Severance Costs (Schedule Of Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	¥ 43,589	¥ 38,433
Accumulated benefit obligation	42,573	37,531
Fair value of plan assets	23,207	19,995
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Projected benefit obligation	11,932	10,214
Accumulated benefit obligation	10,076	8,638
Fair value of plan assets	¥ 5,436	¥ 4,636

Accrued Pension and Severance Costs (Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.30%	1.80%
Rate of compensation increase	3.00%	3.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	3.50%	3.70%
Rate of compensation increase	2.60%	2.80%

Accrued Pension And Severance Costs (Schedule Of Weighted-Average Assumptions used To Determine Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.80%	2.20%	2.20%
Expected return on plan assets	1.50%	2.00%	2.50%
Rate of compensation increase	3.00%	3.00%	3.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Discount rate	3.70%	4.80%
Expected return on plan assets	5.70%	6.60%
Rate of compensation increase	2.80%	2.80%

Accrued Pension And Severance Costs (Schedule Of Weighted-Average Asset Allocation Of Domestic Benefit Plans) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Life insurance company general accounts	13.00%	16.30%
Weighted-average asset allocation of benefit plans	100.00%	100.00%
Weighted-average asset target allocation of benefit plans	100.00%
Target, Life insurance company general accounts	13.00%
Japanese Plans | Equity Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	34.50%	39.10%
Weighted-average asset target allocation of benefit plans	30.00%
Japanese Plans | Debt Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	30.10%	26.90%
Weighted-average asset target allocation of benefit plans	35.00%
Japanese Plans | Cash and Cash Equivalents
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	9.50%	5.60%
Weighted-average asset target allocation of benefit plans	2.00%
Japanese Plans | Other Asset
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	12.90%	12.10%
Weighted-average asset target allocation of benefit plans	20.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	100.00%	100.00%
Weighted-average asset target allocation of benefit plans	100.00%
Non-Japanese Plans | Equity Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	42.80%	38.40%
Weighted-average asset target allocation of benefit plans	43.60%
Non-Japanese Plans | Debt Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	35.10%	12.30%
Weighted-average asset target allocation of benefit plans	35.80%
Non-Japanese Plans | Cash and Cash Equivalents
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	18.20%	42.40%
Weighted-average asset target allocation of benefit plans	16.70%
Non-Japanese Plans | Other Asset
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	3.90%	6.90%
Weighted-average asset target allocation of benefit plans	3.90%

Accrued Pension And Severance Costs (Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 23,207		¥ 19,995		¥ 20,282
Japanese Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,202		1,110
Japanese Plans | Equity Securities Japanese Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,379		1,509
Japanese Plans | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,633	[1]	6,319	[2]
Japanese Plans | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,975	[3]	5,375	[4]
Japanese Plans | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,993	[5]	2,415	[5]
Japanese Plans | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,025		3,267
Japanese Plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,581		2,619
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,202		1,110
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Equity Securities Japanese Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,379		1,509
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[1]		[2]
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[3]		[4]
Japanese Plans | Quoted Prices in Active Markets (Level 1) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[5]		[5]
Japanese Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,613		16,239
Japanese Plans | Significant Other Observable Inputs (Level 2) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,633	[1]	6,319	[2]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,975	[3]	5,375	[4]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,980	[5]	1,278	[5]
Japanese Plans | Significant Other Observable Inputs (Level 2) | Life Insurance Company General Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,025		3,267
Japanese Plans | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,013		1,137
Japanese Plans | Fair Value, Inputs, Level 3 | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[1]		[2]
Japanese Plans | Fair Value, Inputs, Level 3 | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[3]		[4]
Japanese Plans | Fair Value, Inputs, Level 3 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,013	[5]	1,137	[5]
Non-Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,436		4,636
Non-Japanese Plans | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	992	[6]	1,967	[6]
Non-Japanese Plans | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,326	[7]	1,779	[7]
Non-Japanese Plans | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,910	[8]	571	[8]
Non-Japanese Plans | Commodities Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208		319
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	992		1,967
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	992	[6]	1,967	[6]
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[7]		[7]
Non-Japanese Plans | Quoted Prices in Active Markets (Level 1) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[8]		[8]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,444		2,669
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[6]		[6]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,326	[7]	1,779	[7]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,910	[8]	571	[8]
Non-Japanese Plans | Significant Other Observable Inputs (Level 2) | Commodities Investment
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	208		319
Non-Japanese Plans | Fair Value, Inputs, Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[6]		[6]
Non-Japanese Plans | Fair Value, Inputs, Level 3 | Equity Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[7]		[7]
Non-Japanese Plans | Fair Value, Inputs, Level 3 | Debt Securities Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		[8]		[8]

[1]	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies.
[2]	These funds invested in listed equity securities consisting of approximately 50% Japanese listed companies and 50% foreign listed companies. This category included both long and short positions aggregating ¥1,070 million, invested in Japanese listed companies' equity.
[3]	These funds invested in approximately 80% Japanese government bonds, 15% Japanese corporate bonds, and 5% Japanese municipal bonds.
[4]	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese corporate bonds, and 5% Japanese municipal bonds.
[5]	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity funds and others.
[6]	Cash equivalents were primarily in short-term investment funds, which consisted of short-term money market instruments that were valued using quoted prices for similar assets and liabilities in active markets.
[7]	These funds invested in listed equity securities consisting of foreign equities.
[8]	These funds invested in international bonds.

Accrued Pension And Severance Costs (Schedule Of Fair Value Of Plan Assets Measured With Levels Of Inputs) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Japanese Listed Companies
Defined Benefit Plan Disclosure [Line Items]
Investments in equity securities, percentage	60.00%	50.00%
Investments in equity securities		¥ 1,070
Foreign Listed Companies
Defined Benefit Plan Disclosure [Line Items]
Investments in equity securities, percentage	40.00%	50.00%
Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage		45.00%
Japanese Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	80.00%	40.00%
Japanese Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	15.00%	10.00%
Japanese Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	5.00%	5.00%

Accrued Pension And Severance Costs (Schedule Of Changes In Level 3 Plan Assets) (Detail) (Hedge Funds, JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,137	¥ 1,433
Net realized / unrealized gain (loss)	23	(1,572)
Purchases, issuances and settlements	(147)	1,276
Transfer in and / or out of Level 3
Balance at end of year	¥ 1,013	¥ 1,137

Accrued Pension and Severance Costs - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Japanese Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contributions during the year ending March 31, 2014	¥ 1,885
Non-Japanese Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected contributions during the year ending March 31, 2014	¥ 36

Accrued Pension And Severance Costs (Schedule Of Estimated Future Benefit Payments) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
2014	¥ 850
2015	929
2016	1,017
2017	1,136
2018	1,258
2019 through 2023	9,264
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
2014	145
2015	175
2016	113
2017	240
2018	208
2019 through 2023	¥ 2,091

Stockholders' Equity (Changes In Number Of Shares Issued And Treasury Stock) (Detail)	12 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 Total Shares Of Common Stock	Mar. 31, 2012 Total Shares Of Common Stock	Mar. 31, 2011 Total Shares Of Common Stock	Mar. 31, 2010 Total Shares Of Common Stock	Mar. 31, 2013 Shares Of Treasury Stock	Mar. 31, 2012 Shares Of Treasury Stock	Mar. 31, 2011 Shares Of Treasury Stock
Stockholders Equity [Line Items]
Number of shares, beginning balance		199,566,770	199,566,770	199,566,770	199,566,770	26,295,390	26,294,819	20,845,178
Purchase of shares						671	899	5,449,721
Exercise of stock options	(522,297)					(522,297)
Sale of shares						(76)	(328)	(80)
Number of shares, ending balance		199,566,770	199,566,770	199,566,770	199,566,770	25,773,688	26,295,390	26,294,819

Stockholders' Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Class of Stock [Line Items]
Distributions paid by the company to be appropriated as additional paid-in capital or a legal reserve	10.00%
Dividends per share	¥ 10
Dividend proposed	¥ 1,738
Amount available for future payment of dividends	¥ 53,834
Total Shares Of Common Stock
Class of Stock [Line Items]
Minimum additional paid in capital or a legal reserve in order to satisfy distribution appropriation	25.00%

Accrued Warranty Expenses (Schedule Of Changes In Accrued Warranty Expenses) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accrued Warranty Expenses [Abstract]
Balance at beginning of year	¥ 2,129	¥ 1,754	¥ 2,802
Acquisition of Verigy		209
Addition	3,172	3,432	2,653
Reduction	(3,474)	(3,269)	(3,693)
Translation adjustments	62	3	(8)
Balance at end of year	¥ 1,889	¥ 2,129	¥ 1,754

Operating Segment and Geographic Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Number of reportable operating segments	3
Net sales indicated as Asia	¥ 132,903	¥ 141,048	¥ 99,634
KOREA, REPUBLIC OF
Segment Reporting Information [Line Items]
Net sales indicated as Asia	31,777	29,687	20,752
TAIWAN, PROVINCE OF CHINA
Segment Reporting Information [Line Items]
Net sales indicated as Asia	35,826	27,591	21,835
China And Others
Segment Reporting Information [Line Items]
Net sales indicated as Asia	¥ 21,611	¥ 30,918	¥ 23,119
One Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	14.00%	29.00%	20.00%
Another Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	6.00%	12.00%	7.00%
Third Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	4.00%	2.00%	13.00%

Operating Segment and Geographic Information (Schedule of Reportable Operating Segment Information) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	¥ 132,903	¥ 141,048	¥ 99,634
Net sales	132,903	141,048	99,634
Depreciation and amortization	8,063	6,838	4,209
Operating income (loss) before stock option compensation expenses	941	1,420	6,276
Stock based compensation expense	861	583	165
Operating income	80	837	6,111
Expenditures for additions to long-lived assets	12,592	6,984	3,793
Total assets	225,515	219,226	180,312
Semiconductor And Component Test System Business
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	99,719	101,831	67,070
Inter-segment sales	1,400	3,777	2,263
Net sales	101,119	105,608	69,333
Depreciation and amortization	3,423	2,658	1,417
Operating income (loss) before stock option compensation expenses	10,956	9,845	9,857
Expenditures for additions to long-lived assets	3,530	2,398	1,350
Total assets	99,168	93,603	53,570
Mechatronics System Business
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	13,107	20,410	18,398
Inter-segment sales	546	206	117
Net sales	13,653	20,616	18,515
Depreciation and amortization	486	627	533
Operating income (loss) before stock option compensation expenses	(4,614)	(1,324)	(251)
Expenditures for additions to long-lived assets	4,565	750	374
Total assets	18,242	12,789	11,780
Services Support And Others
Segment Reporting Information [Line Items]
Net sales to unaffiliated customers	20,077	18,807	14,166
Net sales	20,077	18,807	14,166
Depreciation and amortization	3,690	3,070	1,755
Operating income (loss) before stock option compensation expenses	775	1,614	2,133
Expenditures for additions to long-lived assets	4,356	3,492	1,733
Total assets	36,065	30,713	9,226
Elimination And Corporate
Segment Reporting Information [Line Items]
Inter-segment sales	(1,946)	(3,983)	(2,380)
Net sales	(1,946)	(3,983)	(2,380)
Depreciation and amortization	464	483	504
Operating income (loss) before stock option compensation expenses	(6,176)	(8,715)	(5,463)
Expenditures for additions to long-lived assets	141	344	336
Total assets	¥ 72,040	¥ 82,121	¥ 105,736

Operating Segment and Geographic Information (Schedule of Net Sales to Unaffiliated Customers) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 132,903	¥ 141,048	¥ 99,634
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	14,045	16,095	22,398
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	20,583	29,742	9,278
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	9,061	7,015	2,252
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales to unaffiliated customers	¥ 89,214	¥ 88,196	¥ 65,706

Operating Segment and Geographic Information (Schedule of Long-Lived Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 41,368	¥ 34,206	¥ 31,878
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	27,336	28,234	29,280
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,693	1,073	281
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	2,106	1,582	563
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	¥ 9,233	¥ 3,317	¥ 1,754

Related Party Transactions - Additional Information (Detail)	Mar. 31, 2013
Related Party Transaction [Line Items]
Percentage of stockholders	11.60%
Percentage of holding common stock	35.00%

Related Party Transactions (Schedule Of Related Party Transactions) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related Party Transactions [Abstract]
Sales of products	¥ 1,128	¥ 1,847	¥ 2,461
Purchases of raw materials	3,757	6,155	4,622
Receivables	338	459	696
Payables	1,255	2,653	2,717
Purchases of software, hardware and others	66	95	442
Research and development expenses, computer rentals, maintenance and other expenses	¥ 1,634	¥ 1,976	¥ 1,779

Per Share Data (Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Per Share Data [Abstract]
Net income (loss)	¥ (3,821)	¥ (2,195)	¥ 3,163
Basic weighted average shares of common stock outstanding	173,478,054	173,271,717	175,481,854
Dilutive effect of exercise of stock options			13,604
Diluted weighted average shares of common stock outstanding	173,478,054	173,271,717	175,495,458
Basic net income (loss) per share	¥ (22.03)	¥ (12.67)	¥ 18.03
Diluted net income (loss) per share	¥ (22.03)	¥ (12.67)	¥ 18.03

Per Share Data - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Per Share Data [Line Items]
Anti-dilutive outstanding stock options excluded from the calculation of diluted net income per share	5,704,699	4,888,206	1,610,000

Concentrations of Credit Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Concentration Risk [Line Items]
Number of customers with significant receivables	1	2
Receivables from customers accounted for consolidated trade receivables, percentage	16.00%	32.00%

Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Commitments And Contingent Liabilities [Line Items]
Commitment agreement, term end	2015-03
Financing amount for unused availability	¥ 10,000
Property Plant and Equipment
Commitments And Contingent Liabilities [Line Items]
Commitments outstanding	1,159
Raw Materials and Supplies
Commitments And Contingent Liabilities [Line Items]
Commitments outstanding	¥ 1,390